Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)

Principal Amount	Long-Term Fixed Income 100.1%	Value
Asset-Backed Securities 5.1%
	American Heritage Auto Receivables Trust,
$110,000	4.90%, 9/17/2029, Series 2024-1A, Class A3 [a]	$110,296
	AMSR Trust,
500,000	3.66%, 6/17/2042, Series 2025- SFR1, Class B [a]	471,170
	ARES LXXI CLO, Ltd.,
235,000	(TSFR3M + 1.700%), 5.38%, 4/20/2037, Series 2024-71A, Class A2 [a],[b]	235,101
	Avis Budget Rental Car Funding AESOP LLC,
275,000	5.24%, 8/20/2029, Series 2025-1A, Class B [a]	275,775
	Bain Capital Credit CLO, Ltd.,
875,000	(TSFR3M + 1.600%), 5.28%, 4/19/2034, Series 2019-1A, Class CR3 [a],[b]	874,974
	Balboa Bay Loan Funding, Ltd.,
250,000	(TSFR3M + 2.250%), 5.93%, 1/20/2035, Series 2021-2A, Class CR [a],[b]	249,439
	Barings CLO, Ltd.,
750,000	(TSFR3M + 1.900%), 5.58%, 1/18/2035, Series 2021-3A, Class CR [a],[b]	750,382
	Battalion CLO IX, Ltd.,
1,000,000	(TSFR3M + 1.600%), 5.27%, 7/15/2031, Series 2015-9A, Class BRR [a],[b]	1,000,243
	Battalion CLO XXI, Ltd.,
1,000,000	(TSFR3M + 2.000%), 5.67%, 7/15/2034, Series 2021-21A, Class CR [a],[b]	1,000,060
	Columbia Cent CLO 33, Ltd.,
500,000	(TSFR3M + 1.950%), 5.57%, 4/20/2037, Series 2024-33A, Class CR [a],[b]	500,299
	CoreVest American Finance Trust,
1,250,000	5.36%, 6/15/2059, Series 2026-1, Class A [a],[c]	1,254,778
	Dryden 72 CLO, Ltd.,
1,000,000	(TSFR3M + 1.650%), 5.30%, 5/15/2032, Series 2019-72A, Class BRR [a],[b]	1,000,596
	Firstlight Issuer LLC,
1,000,000	5.87%, 6/20/2056, Series 2026-1A, Class A2 [a],[d]	1,003,950
	Hertz Vehicle Financing III LLC,
250,000	5.45%, 9/25/2029, Series 2025-1A, Class B [a]	250,048
750,000	5.59%, 12/26/2029, Series 2025- 3A, Class B [a]	750,810
500,000	5.14%, 5/25/2032, Series 2025-6A, Class B [a]	487,921
	Hotwire Funding LLC,
205,000	5.89%, 6/20/2054, Series 2024-1A, Class A2 [a]	206,912
	HPS Loan Management, Ltd.,
1,000,000	(TSFR3M + 1.800%), 5.44%, 4/15/2037, Series 2024-19A, Class CR [a],[b]	1,001,411
Principal Amount	Long-Term Fixed Income 100.1%	Value
Asset-Backed Securities 5.1% – continued
	LCM 41, Ltd.,
$500,000	(TSFR3M + 3.600%), 7.27%, 4/15/2036, Series 41A, Class D1R [a],[b]	$479,594
	Lightpath Fiber Issuer LLC,
500,000	5.60%, 3/25/2056, Series 2026-1A, Class A2 [a]	499,308
	Madison Park Funding XXIV, Ltd.,
6,222	(TSFR3M + 1.550%), 5.23%, 10/20/2029, Series 2016-24A, Class BR2 [a],[b]	6,222
	Navient Refinance Loan Trust,
904,190	4.50%, 1/18/2056, Series 2026-A, Class A [a]	891,321
	Octagon Investment Partners 50, Ltd.,
500,000	(TSFR3M + 2.000%), 5.67%, 1/15/2035, Series 2020-4A, Class CR2 [a],[b]	499,067
	Pagaya AI Debt Grantor Trust,
1,104,774	5.37%, 12/15/2032, Series 2025-3, Class A2 [a]	1,106,692
1,000,000	5.24%, 12/15/2033, Series 2026-3, Class A2 [a]	999,287
	Palmer Square Loan Funding, Ltd.,
700,000	(TSFR3M + 1.700%), 5.39%, 7/15/2034, Series 2026-1A, Class B [a],[b]	701,046
	PFP, Ltd.,
500,000	(TSFR1M + 1.320%), 4.97%, 12/18/2043, Series 2026-14, Class A [a],[b]	499,844
	Point Securitization Trust,
322,724	6.25%, 6/25/2055, Series 2025-1, Class A1 [a]	323,382
	Pretium Mortgage Credit Partners LLC,
982,517	5.71%, 4/25/2056, Series 2026- NPL5, Class A1 [a],[c]	982,705
	RCO IX Mortgage LLC,
484,252	5.76%, 5/25/2031, Series 2026-2, Class A1 [a],[c]	483,416
	RFS Asset Securitization V LLC,
400,000	6.05%, 5/15/2032, Series 2025-1, Class A [a]	400,303
	Silver Point CLO 4, Ltd.,
1,000,000	(TSFR3M + 1.310%), 4.97%, 4/15/2037, Series 2024-4A, Class A1R [a],[b]	1,001,769
	SLM Private Credit Student Loan Trust,
47,832	(TSFR3M + 0.662%), 4.33%, 6/15/2033, Series 2004-A, Class A3 [b]	47,782
	Splitero Trust,
500,000	5.75%, 6/25/2056, Series 2026-1, Class A1 [a],[c]	494,289
	Sunnova Hestia II Issuer LLC,
352,721	5.63%, 7/20/2051, Series 2024- GRID1, Class 1A [a]	338,961
	Veros Auto Receivables Trust,
120,631	5.31%, 9/15/2028, Series 2025-1, Class A [a]	120,881
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.1%	Value
Asset-Backed Securities 5.1% – continued
	Vibrant CLO IV-R, Ltd.,
$600,000	(TSFR3M + 1.650%), 5.33%, 10/20/2037, Series 2024-4RA, Class A2 [a],[b]	$600,015
	Westgate Resorts LLC,
929,559	5.19%, 10/20/2039, Series 2026- 1A, Class A [a]	927,870
	Zayo Issuer LLC,
650,000	5.55%, 4/20/2056, Series 2026-1A, Class A2 [a]	650,368
	Total	23,478,287
Basic Materials 1.5%
	Anglo American Capital plc,
885,000	5.75%, 4/5/2034 [a]	912,870
	ArcelorMittal SA,
500,000	5.38%, 5/19/2036	495,658
	Cleveland-Cliffs, Inc.,
410,000	6.75%, 4/15/2030 [a]	410,145
	Corp. Nacional del Cobre de Chile,
750,000	5.53%, 1/30/2037 [a]	739,730
	Dow Chemical Co.,
500,000	3.60%, 11/15/2050	331,523
	Ecolab, Inc.,
500,000	5.15%, 6/15/2033	506,890
	First Quantum Minerals, Ltd.,
660,000	8.63%, 6/1/2031 [a]	687,165
	LYB International Finance III LLC,
1,000,000	3.38%, 10/1/2040	732,571
	Methanex Corp.,
275,000	5.25%, 12/15/2029	273,371
	Nutrien, Ltd.,
400,000	5.35%, 5/29/2036	399,101
	OCP SA,
300,000	6.88%, 4/25/2044	305,448
	SNF Group SACA,
750,000	5.63%, 3/31/2031 [a]	758,412
	Vale Overseas, Ltd.,
400,000	3.75%, 7/8/2030	380,973
	Total	6,933,857
Collateralized Mortgage Obligations 9.9%
	ACRA Trust,
1,200,000	5.57%, 6/25/2066, Series 2026- NQM1, Class A1 [a],[b]	1,199,525
	Angel Oak Mortgage Trust,
791,635	5.77%, 4/25/2070, Series 2025-6, Class A2 [a],[c]	792,034
454,939	4.93%, 10/25/2070, Series 2025- 13, Class A1 [a],[c]	450,233
	Archwest Mortgage Trust,
1,000,000	5.44%, 4/25/2041, Series 2026- RTL1, Class A1 [a],[c]	997,910
	Builder Circle Mortgage Trust,
750,000	6.01%, 5/25/2031, Series 2026- RTL1, Class A1 [a],[c]	753,750
	Chase Home Lending Mortgage Trust,
1,500,000	5.50%, 4/25/2057, Series 2026-6, Class A5 [a],[b]	1,475,612
	CHNGE Mortgage Trust,
513,382	4.01%, 1/25/2067, Series 2022-1, Class A1 [a],[b]	486,489
Principal Amount	Long-Term Fixed Income 100.1%	Value
Collateralized Mortgage Obligations 9.9% – continued
	CLIP Trust,
$978,363	0.00%, 5/25/2071, Series 2026- NQM1, Class A1 [a],[b]	$972,653
	Cross Mortgage Trust,
949,920	4.70%, 2/25/2061, Series 2026- NQM1, Class A1 [a],[b]	936,071
968,094	5.09%, 3/25/2061, Series 2026- NQM2, Class A2 [a],[c]	955,887
157,256	6.42%, 4/25/2069, Series 2024-H2, Class A2 [a],[c]	157,755
803,372	5.76%, 7/25/2070, Series 2025-H5, Class A2 [a],[c]	803,829
922,920	5.24%, 11/25/2070, Series 2025- H9, Class A2 [a],[c]	914,811
	CSMC Trust,
1,250,000	5.00%, 2/25/2067, Series 2022- NQM2, Class A1B [a],[b]	1,199,221
	Flagstar Mortgage Trust,
667,596	2.50%, 8/25/2051, Series 2021- 6INV, Class A4 [a],[b]	550,993
	GCAT Trust,
404,372	5.50%, 1/25/2054, Series 2024- INV1, Class 1A2 [a],[b]	402,788
406,731	6.50%, 1/25/2054, Series 2024- INV1, Class 2A2 [a],[b]	416,820
1,298,625	5.29%, 11/25/2070, Series 2025- NQM7, Class A2 [a],[c]	1,290,588
	GS Mortgage-Backed Securities Trust,
600,000	5.50%, 11/25/2055, Series 2025- PJ6, Class A14 [a],[b]	596,804
1,000,000	5.00%, 10/25/2056, Series 2026- PJ7, Class A17 [a],[b]	944,099
684,051	5.65%, 6/25/2065, Series 2025- NQM2, Class A1 [a],[c]	684,354
721,417	4.98%, 5/25/2066, Series 2026- DSC1, Class A2 [a],[c]	709,852
	HOMES Trust,
905,031	5.08%, 8/25/2060, Series 2026- INV1, Class A1D [a],[c]	898,893
763,993	5.73%, 2/25/2070, Series 2025- NQM2, Class A2 [a],[c]	763,764
929,892	5.05%, 9/25/2070, Series 2026- NQM1, Class A2 [a],[c]	918,057
	JP Morgan Mortgage Trust,
684,573	2.50%, 2/25/2052, Series 2021- INV7, Class A2A [a],[b]	565,860
198,272	5.64%, 12/25/2055, Series 2025- VIS2, Class A2 [a],[c]	197,873
1,000,000	5.50%, 3/25/2056, Series 2025-9, Class A8 [a],[b]	986,611
565,066	5.06%, 6/25/2056, Series 2025- 12MPR, Class A1D [a],[c]	559,216
750,000	5.00%, 7/25/2056, Series 2026-1, Class A5A [a],[b]	713,352
	MFA Trust,
1,030,472	5.23%, 8/25/2070, Series 2025- NQM4, Class A1 [a],[b]	1,024,889
	Morgan Stanley Residential Mortgage Loan Trust,
1,500,000	5.50%, 9/25/2054, Series 2024- INV4, Class A8 [a],[b]	1,484,602
1,112,726	5.53%, 5/25/2070, Series 2025- NQM3, Class A1 [a],[b]	1,112,584
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.1%	Value
Collateralized Mortgage Obligations 9.9% – continued
$861,139	5.46%, 7/25/2070, Series 2025- NQM6, Class A2 [a],[c]	$856,876
454,161	5.22%, 9/25/2070, Series 2025- NQM8, Class A2 [a],[c]	448,379
934,084	5.03%, 12/25/2070, Series 2026- NQM1, Class A2 [a],[c]	920,258
1,167,605	4.81%, 12/25/2070, Series 2026- NQM1, Class A1 [a],[b]	1,151,465
1,001,011	5.02%, 1/25/2071, Series 2026- DSC1, Class A2 [a],[c]	985,710
954,085	5.43%, 3/25/2071, Series 2026- NQM3, Class A2 [a],[c]	948,414
	New Residential Mortgage Loan Trust,
688,623	5.08%, 11/25/2065, Series 2026- NQM1, Class A2 [a],[c]	679,869
	OBX Trust,
884,307	5.00%, 10/25/2055, Series 2025- J3, Class A5 [a],[b]	875,203
1,000,000	5.00%, 2/25/2056, Series 2026-J1, Class A14 [a],[b]	950,646
	PMT Loan Trust,
499,838	2.50%, 7/25/2051, Series 2021- INV1, Class A3 [a],[b]	412,835
500,000	5.50%, 5/25/2056, Series 2025- INV5, Class A12 [a],[b]	494,850
1,250,000	5.00%, 1/25/2057, Series 2026-J1, Class A8 [a],[b]	1,193,287
	PRET Trust,
88,277	4.00%, 8/25/2064, Series 2025- RPL2, Class A1 [a],[c]	85,369
	Provident Funding Mortgage Trust,
450,000	5.00%, 12/25/2055, Series 2025-6, Class A10 [a],[b]	429,523
	PRPM LLC,
830,017	4.00%, 1/25/2054, Series 2024- RCF1, Class A1 [a],[c]	817,473
	PRPM Trust,
750,000	5.21%, 1/25/2056, Series 2026- RCF1, Class A2 [a],[c]	743,740
	Roc Mortgage Trust,
150,000	5.63%, 2/25/2040, Series 2025- RTL1, Class A1 [a],[c]	150,058
	Santander Mortgage Asset Receivable Trust,
1,083,295	5.07%, 8/25/2065, Series 2025- NQM5, Class A1 [a],[b]	1,074,534
	Seasoned Loans Structured Transaction Trust,
1,500,000	3.00%, 10/25/2035, Series 2025-2, Class A2	1,278,132
	Sequoia Mortgage Trust,
500,000	5.00%, 12/25/2055, Series 2025- 12, Class A8 [a],[b]	477,044
1,000,000	5.00%, 5/25/2056, Series 2026-5, Class A8 [a],[b]	947,840
	SG Residential Mortgage Trust,
1,192,676	4.78%, 1/25/2066, Series 2026-1, Class A1 [a],[b]	1,177,560
	Toorak Mortgage Trust,
200,000	5.52%, 2/25/2040, Series 2025- RRTL1, Class A1 [a],[c]	200,178
Principal Amount	Long-Term Fixed Income 100.1%	Value
Collateralized Mortgage Obligations 9.9% – continued
	Verus Securitization Trust,
$290,694	6.97%, 12/25/2068, Series 2023-8, Class A3 [a],[c]	$291,568
756,649	5.58%, 6/25/2070, Series 2025-5, Class A2 [a],[c]	756,195
	Total	45,264,785
Commercial Mortgage-Backed Securities 1.3%
	Bank,
400,000	2.14%, 3/15/2063, Series 2020- BN28, Class AS	351,849
	Bank5,
1,000,000	5.84%, 4/15/2059, Series 2026- 5YR21, Class AS [b]	1,023,723
	BBCMS Mortgage Trust,
500,000	5.99%, 5/15/2058, Series 2025- 5C34, Class AS [b]	511,384
500,000	5.59%, 7/15/2058, Series 2025- C35, Class A5 [b]	517,668
500,000	5.52%, 8/15/2058, Series 2025- 5C36, Class A3	511,360
500,000	5.38%, 9/15/2058, Series 2025- 5C37, Class AS [b]	502,023
	BMO Mortgage Trust,
1,000,000	5.23%, 12/15/2058, Series 2025- 5C13, Class A3	1,010,840
	CSAIL Commercial Mortgage Trust,
484,000	2.56%, 3/15/2053, Series 2020- C19, Class A3	439,402
	Velocity Commercial Capital Loan Trust,
232,590	6.55%, 1/25/2054, Series 2024-1, Class A [a],[b]	235,352
	Wells Fargo Commercial Mortgage Trust,
1,000,000	5.59%, 7/15/2058, Series 2025- 5C5, Class A3	1,020,619
	Total	6,124,220
Communication Services 2.8%
	Alphabet, Inc.,
760,000	5.45%, 11/15/2055	728,530
	AppLovin Corp.,
1,000,000	5.38%, 12/1/2031	1,013,948
	AT&T, Inc.,
500,000	5.85%, 4/30/2046	481,766
	Beacon Point DC LLC,
500,000	6.13%, 11/30/2042 [a]	504,294
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,055,000	4.75%, 3/1/2030 [a]	1,000,300
	Charter Communications Operating LLC/Charter Communications Operating Capital,
760,000	5.05%, 3/30/2029	757,106
460,000	6.38%, 10/23/2035	459,248
260,000	5.85%, 12/1/2035	251,654
	Comcast Corp.,
260,000	4.65%, 7/15/2042	219,761
	HUT 8 DC LLC,
500,000	6.19%, 11/15/2042 [a]	506,441
	Meta Platforms, Inc.,
750,000	6.30%, 5/15/2056	746,564
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.1%	Value
Communication Services 2.8% – continued
	Orange SA,
$1,150,000	4.25%, 1/13/2031 [a]	$1,120,730
	Space Exploration Technologies Corp.,
1,000,000	5.35%, 7/15/2031 [a]	997,395
	T-Mobile USA, Inc.,
735,000	5.13%, 5/15/2032	742,591
1,110,000	4.95%, 11/15/2035	1,085,862
	Uber Technologies, Inc.,
510,000	4.80%, 9/15/2035	496,002
	VeriSign, Inc.,
735,000	5.25%, 6/1/2032	739,160
	Verizon Communications, Inc.,
510,000	5.25%, 4/2/2035	509,860
260,000	5.88%, 11/30/2055	252,246
	Total	12,613,458
Consumer Discretionary 3.7%
	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.,
860,000	5.75%, 4/20/2029 [a]	861,670
	American Honda Finance Corp.,
710,000	5.15%, 7/9/2032	711,437
	Brightstar Lottery plc,
510,000	5.25%, 1/15/2029 [a]	508,286
	Carnival Corp., Ltd.,
500,000	5.75%, 8/1/2032 [a]	504,884
	Delta Air Lines, Inc.,
810,000	4.95%, 7/10/2028	812,978
	Delta Air Lines, Inc./SkyMiles IP, Ltd.,
341,667	4.75%, 10/20/2028 [a]	341,372
	Flutter Treasury DAC,
610,000	5.88%, 6/4/2031 [a]	607,908
	Ford Motor Credit Co. LLC,
455,000	6.80%, 11/7/2028	469,748
710,000	5.73%, 9/5/2030	713,890
	Gap, Inc.,
600,000	3.88%, 10/1/2031 [a]	546,714
	General Motors Financial Co., Inc.,
385,000	5.75%, 2/8/2031	396,930
385,000	5.63%, 4/4/2032	394,352
350,000	5.45%, 1/8/2036	348,655
	Hasbro, Inc.,
1,000,000	4.65%, 3/12/2031	987,428
	Hyundai Capital America,
650,000	6.20%, 9/21/2030 [a]	678,404
	Las Vegas Sands Corp.,
760,000	5.63%, 6/15/2028	769,068
410,000	6.00%, 8/15/2029	420,792
	Macy's Retail Holdings LLC,
750,000	6.13%, 3/15/2032 [a]	753,751
	Marriott International, Inc.,
750,000	4.50%, 5/1/2033	725,962
	Mattamy Group Corp.,
630,000	4.63%, 3/1/2030 [a]	604,604
	Resideo Funding, Inc.,
535,000	6.50%, 7/15/2032 [a]	537,674
	Royal Caribbean Cruises, Ltd.,
580,000	6.25%, 3/15/2032 [a]	592,816
	Stellantis Finance U.S., Inc.,
310,000	5.35%, 3/17/2028 [a]	310,757
	Stellantis Financial Services U.S. Corp.,
500,000	5.40%, 6/15/2029 [a]	498,232
Principal Amount	Long-Term Fixed Income 100.1%	Value
Consumer Discretionary 3.7% – continued
	United Airlines Holdings, Inc.,
$750,000	5.38%, 3/1/2031	$744,613
	United Airlines Pass-Through Trust,
20,929	3.75%, 3/3/2028, Series A, Class A	20,916
	United Airlines, Inc.,
410,000	4.63%, 4/15/2029 [a]	404,316
	Viking Cruises, Ltd.,
750,000	5.88%, 10/15/2033 [a]	751,171
	Walmart, Inc.,
1,000,000	4.45%, 4/30/2033	989,703
	Total	17,009,031
Consumer Staples 5.1%
	AbbVie, Inc.,
650,000	4.13%, 3/15/2031	636,042
565,000	5.60%, 3/15/2055	560,114
	Adapthealth LLC,
750,000	5.13%, 3/1/2030 [a]	727,680
	Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc.,
500,000	4.70%, 2/1/2036	486,655
	Anheuser-Busch InBev Finance, Inc.,
150,000	4.70%, 2/1/2036	145,997
	Automatic Data Processing, Inc.,
750,000	5.00%, 5/7/2036	744,545
	BAT Capital Corp.,
535,000	7.75%, 10/19/2032	609,734
500,000	7.08%, 8/2/2043	556,933
	Block, Inc.,
400,000	5.63%, 8/15/2030 [a]	401,000
510,000	6.00%, 8/15/2033 [a]	513,522
	Bunge, Ltd. Finance Corp.,
1,155,000	3.20%, 4/21/2031	1,077,640
	Cencora, Inc.,
1,000,000	4.60%, 2/13/2033	978,311
	Cigna Group,
660,000	4.88%, 9/15/2032	658,608
	Conagra Brands, Inc.,
860,000	4.85%, 11/1/2028	861,445
	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
840,000	5.60%, 1/15/2031 [a]	817,095
	CVS Health Corp.,
735,000	5.05%, 3/25/2048	649,206
	Eli Lilly & Co.,
750,000	4.65%, 5/20/2033	745,880
	ERAC USA Finance LLC,
750,000	5.25%, 4/30/2036 [a]	748,267
	Gilead Sciences, Inc.,
750,000	4.60%, 5/20/2031	747,601
	HCA, Inc.,
585,000	5.50%, 3/1/2032	597,726
460,000	4.90%, 11/15/2035	445,489
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
500,000	5.63%, 3/10/2037 [a]	497,915
	Keurig Dr. Pepper, Inc.,
385,000	4.05%, 4/15/2032	365,322
	Mars, Inc.,
160,000	5.65%, 5/1/2045 [a]	158,981
	Medline Borrower LP,
1,000,000	5.25%, 10/1/2029 [a]	993,889
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.1%	Value
Consumer Staples 5.1% – continued
	Mobility Global, Inc.,
$750,000	5.45%, 6/15/2031 [a]	$758,106
	PayPal Holdings, Inc.,
1,000,000	4.95%, 6/1/2031	1,000,013
	Philip Morris International, Inc.,
460,000	5.25%, 2/13/2034	467,541
385,000	4.13%, 3/4/2043	323,228
	Post Holdings, Inc.,
575,000	6.25%, 2/15/2032 [a]	583,660
	Roche Holdings, Inc.,
700,000	4.37%, 12/2/2032 [a]	686,400
	Royalty Pharma plc,
710,000	5.20%, 9/25/2035	703,459
	Stryker Corp.,
410,000	5.20%, 2/10/2035	414,437
	Takeda Pharmaceutical Co., Ltd.,
735,000	5.30%, 7/5/2034	743,437
	Tenet Healthcare Corp.,
710,000	5.50%, 11/15/2032 [a]	705,993
	Teva Pharmaceutical Finance Netherlands III BV,
500,000	6.00%, 12/1/2032	518,822
	Verisk Analytics, Inc.,
650,000	4.45%, 3/15/2031	636,475
	Total	23,267,168
Energy 2.5%
	BP Capital Markets America, Inc.,
385,000	3.00%, 3/17/2052	245,132
	Cheniere Energy Partners LP,
485,000	5.55%, 10/30/2035	492,662
	Columbia Pipelines Holding Co. LLC,
445,000	5.10%, 10/1/2031 [a]	445,425
	Devon Energy Corp.,
710,000	5.60%, 3/15/2034 [a]	727,767
	Diamondback Energy, Inc.,
710,000	6.25%, 3/15/2033	754,913
	DT Midstream, Inc.,
510,000	4.30%, 4/15/2032 [a]	487,066
	Energy Transfer LP,
1,150,000	4.55%, 1/15/2031	1,135,182
	EOG Resources, Inc.,
710,000	5.00%, 7/15/2032	714,587
	Hilcorp Energy I LP/Hilcorp Finance Co.,
1,055,000	6.00%, 4/15/2030 [a]	1,036,524
	MPLX LP,
800,000	5.30%, 4/1/2036	788,562
	Occidental Petroleum Corp.,
150,000	5.55%, 10/1/2034	153,440
500,000	7.95%, 6/15/2039	596,090
150,000	6.60%, 3/15/2046	160,113
150,000	4.20%, 3/15/2048	119,459
	Patterson-UTI Energy, Inc.,
750,000	6.05%, 5/15/2036	747,473
	TransCanada PipeLines, Ltd.,
750,000	(CMT 5Y + 2.250%), 6.13%, 10/17/2056 [b]	758,315
	Venture Global LNG, Inc.,
555,000	7.00%, 1/15/2030 [a]	566,052
	Venture Global Plaquemines LNG LLC,
500,000	6.50%, 1/15/2034 [a]	520,991
	Western Midstream Operating LP,
250,000	5.70%, 7/1/2036	250,450
Principal Amount	Long-Term Fixed Income 100.1%	Value
Energy 2.5% – continued
	Williams Cos., Inc.,
$710,000	4.63%, 6/30/2030	$706,531
134,000	8.75%, 3/15/2032	158,633
	Total	11,565,367
Financials 18.0%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
535,000	3.30%, 1/30/2032	489,030
750,000	4.75%, 1/15/2033	732,434
	Agree LP,
260,000	5.60%, 6/15/2035	266,038
	Aircastle, Ltd./Aircastle Ireland DAC,
900,000	5.00%, 5/15/2031 [a]	891,764
	Allianz SE,
500,000	(CMT 5Y + 2.233%), 6.50%, 10/30/2034 [a],[b],[e]	502,267
	Ally Financial, Inc.,
590,000	(SOFRINDEX + 1.960%), 5.74%, 5/15/2029 [b]	598,128
500,000	(SOFRINDEX + 1.730%), 5.54%, 1/17/2031 [b]	502,543
	American Homes 4 Rent LP,
410,000	4.95%, 6/15/2030	411,108
	American International Group, Inc.,
510,000	5.13%, 3/27/2033	513,430
	Ameriprise Financial, Inc.,
1,000,000	4.80%, 6/15/2031	999,867
	Aon Corp./Aon Global Holdings plc,
1,021,000	5.35%, 2/28/2033	1,042,555
	Apollo Debt Solutions BDC,
510,000	5.88%, 8/30/2030	504,647
500,000	5.70%, 1/23/2031 [a]	489,524
	Arch Capital Group, Ltd.,
500,000	5.95%, 6/15/2056	504,553
	ARES Capital Corp.,
810,000	5.50%, 9/1/2030	800,026
	ARES Strategic Income Fund,
710,000	4.85%, 1/15/2029	695,539
85,000	6.35%, 8/15/2029	85,777
	Atlas Warehouse Lending Co. LP,
660,000	4.95%, 11/15/2030 [a]	650,748
250,000	5.25%, 1/15/2033 [a]	246,255
	Australia & New Zealand Banking Group, Ltd.,
760,000	(CMT 1Y + 1.350%), 5.82%, 6/18/2036 [a],[b]	773,750
	Aviation Capital Group LLC,
285,000	5.13%, 4/10/2030 [a]	285,763
510,000	4.80%, 10/24/2030 [a]	504,984
500,000	4.88%, 1/28/2033 [a]	486,405
	Avolon Holdings Funding, Ltd.,
735,000	5.75%, 11/15/2029 [a]	751,490
262,000	5.38%, 5/30/2030 [a]	264,603
260,000	4.95%, 10/15/2032 [a]	253,720
	Banco Santander SA,
610,000	(CMT 1Y + 1.450%), 5.54%, 3/14/2030 [b]	621,592
500,000	(CMT 5Y + 2.837%), 7.25%, 12/3/2035 [b],[e]	508,232
	Bank of America Corp.,
750,000	(CMT 5Y + 2.351%), 6.25%, 7/26/2030, Series UU [b],[e]	759,010
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.1%	Value
Financials 18.0% – continued
$750,000	(SOFRRATE + 1.572%), 5.49%, 4/23/2037 [b]	$747,033
	Bank of New York Mellon Corp.,
600,000	(CMT 5Y + 2.034%), 5.63%, 3/20/2031, Series M [b],[e]	598,854
	Banque Federative du Credit Mutuel SA,
1,050,000	4.54%, 1/15/2031 [a]	1,032,660
	Barclays plc,
460,000	(SOFRRATE + 1.560%), 4.94%, 9/10/2030 [b]	460,802
410,000	(CMT 1Y + 3.500%), 7.44%, 11/2/2033 [b]	456,952
260,000	(SOFRRATE + 1.910%), 5.34%, 9/10/2035 [b]	258,171
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
750,000	5.40%, 6/3/2031 [a]	759,000
	Belrose Funding Trust II,
710,000	6.79%, 5/15/2055 [a]	726,978
	Blackstone Holdings Finance Co. LLC,
810,000	6.20%, 4/22/2033 [a]	855,806
	Blackstone Secured Lending Fund,
510,000	5.13%, 1/31/2031	488,503
	Blue Owl Capital Corp.,
710,000	5.95%, 3/15/2029	709,985
	Blue Owl Technology Finance Corp.,
60,000	6.10%, 3/15/2028	59,803
500,000	6.13%, 1/23/2031	483,278
	BNP Paribas SA,
460,000	(SOFRRATE + 1.450%), 4.79%, 5/9/2029 [a],[b]	460,393
710,000	(SOFRRATE + 1.590%), 5.50%, 5/20/2030 [a],[b]	722,749
60,000	(SOFRRATE + 1.620%), 5.79%, 1/13/2033 [a],[b]	61,928
	BPCE SA,
790,000	(SOFRRATE + 1.581%), 5.39%, 5/28/2031 [a],[b]	798,782
	CaixaBank SA,
710,000	(SOFRRATE + 1.140%), 4.63%, 7/3/2029 [a],[b]	709,239
	Capital One Financial Corp.,
250,000	(SOFRRATE + 1.150%), 4.72%, 1/30/2032 [b]	246,633
	Charles Schwab Corp.,
750,000	(CMT 5Y + 2.250%), 6.10%, 6/1/2031, Series L [b],[e]	750,165
	Chubb INA Holdings LLC,
750,000	5.30%, 5/20/2036	757,646
	Citadel Finance LLC,
950,000	4.75%, 2/14/2029 [a]	935,111
	Citadel Securities Global Holdings LLC,
510,000	6.20%, 6/18/2035 [a]	521,173
	Citigroup, Inc.,
885,000	(SOFRRATE + 1.338%), 4.54%, 9/19/2030 [b]	878,783
385,000	(SOFRRATE + 1.939%), 3.79%, 3/17/2033 [b]	361,789
710,000	(SOFRRATE + 1.488%), 5.17%, 9/11/2036 [b]	706,043
Principal Amount	Long-Term Fixed Income 100.1%	Value
Financials 18.0% – continued
	Citizens Financial Group, Inc.,
$260,000	(SOFRRATE + 1.259%), 5.25%, 3/5/2031 [b]	$262,775
	Cooperatieve Rabobank UA,
510,000	(CMT 1Y + 0.920%), 4.99%, 5/27/2031 [a],[b]	513,028
	COPT Defense Properties LP,
510,000	4.50%, 10/15/2030	502,519
	Corebridge Financial, Inc.,
510,000	6.05%, 9/15/2033	532,875
	Cousins Properties LP,
560,000	5.25%, 7/15/2030	565,941
1,000,000	4.88%, 3/1/2033	973,599
	Credit Agricole SA,
710,000	(SOFRRATE + 1.460%), 5.22%, 5/27/2031 [a],[b]	715,766
500,000	(SOFRRATE + 1.430%), 5.26%, 1/12/2037 [a],[b]	491,802
	Crown Castle, Inc.,
1,000,000	5.80%, 3/1/2034	1,027,473
	Danske Bank AS,
195,000	(CMT 1Y + 1.400%), 5.71%, 3/1/2030 [a],[b]	199,463
	Deutsche Bank AG,
510,000	(SOFRRATE + 2.510%), 6.82%, 11/20/2029 [b]	533,485
260,000	(SOFRRATE + 1.720%), 5.30%, 5/9/2031 [b]	262,719
260,000	(SOFRRATE + 1.718%), 3.04%, 5/28/2032 [b]	236,649
	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance,
650,000	5.95%, 9/17/2030 [a]	622,650
	Encore Capital Group, Inc.,
400,000	8.50%, 5/15/2030 [a]	424,820
	EPR Properties,
710,000	4.75%, 11/15/2030	694,894
	Equinix Asia Financing Corp. Pte., Ltd.,
750,000	4.40%, 3/15/2031	733,076
	First Citizens BancShares, Inc.,
860,000	(CMT 5Y + 1.850%), 5.60%, 9/5/2035 [b]	844,414
	Fortitude Group Holdings LLC,
385,000	6.25%, 4/1/2030 [a]	393,257
	GGAM Finance, Ltd.,
515,000	8.00%, 6/15/2028 [a]	532,851
500,000	5.88%, 3/15/2030 [a]	500,526
	Goldman Sachs Group, Inc.,
735,000	(SOFRRATE + 0.900%), 4.15%, 10/21/2029 [b]	724,637
500,000	(SOFRRATE + 1.340%), 5.09%, 4/20/2034 [b]	497,994
260,000	(SOFRRATE + 1.380%), 5.54%, 1/28/2036 [b]	264,051
250,000	(SOFRRATE + 1.190%), 5.07%, 1/21/2037 [b]	244,088
	Goldman Sachs Private Credit Corp.,
650,000	5.05%, 2/23/2028	646,485
410,000	5.88%, 5/6/2028	412,139
	Golub Capital Private Credit Fund,
1,000,000	5.60%, 4/15/2031 [a]	957,389
	Healthcare Realty Holdings LP,
410,000	3.10%, 2/15/2030	385,866
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.1%	Value
Financials 18.0% – continued
	Highwoods Realty LP,
$460,000	5.35%, 1/15/2033	$457,456
	HPS Corporate Lending Fund,
960,000	5.30%, 6/5/2027	960,746
	HSBC Holdings plc,
460,000	(SOFRRATE + 1.570%), 5.24%, 5/13/2031 [b]	465,036
400,000	(CMT 5Y + 2.513%), 6.75%, 11/18/2032, Series 1 [b],[e]	402,684
500,000	(SOFRRATE + 2.980%), 6.55%, 6/20/2034 [b]	531,267
	Iron Mountain, Inc.,
565,000	4.88%, 9/15/2029 [a]	554,424
	Jackson Financial, Inc.,
500,000	6.15%, 1/15/2037	498,747
	Jane Street Group/JSG Finance, Inc.,
245,000	6.13%, 11/1/2032 [a]	245,051
250,000	6.75%, 5/1/2033 [a]	257,092
	JPMorgan Chase & Co.,
500,000	(CMT 5Y + 2.080%), 6.10%, 7/1/2031, Series PP [b],[e]	506,330
510,000	(SOFRRATE + 1.260%), 2.96%, 1/25/2033 [b]	461,728
500,000	(SOFRRATE + 1.070%), 4.90%, 1/22/2037 [b]	486,892
500,000	(SOFRRATE + 1.300%), 5.19%, 2/5/2037 [b]	491,753
	Keybank National Association,
660,000	4.90%, 8/8/2032	646,663
	KeyCorp,
60,000	(SOFRINDEX + 2.420%), 6.40%, 3/6/2035 [b]	63,861
	Kilroy Realty LP,
500,000	2.65%, 11/15/2033	406,784
660,000	5.88%, 10/15/2035	652,331
	LPL Holdings, Inc.,
860,000	5.65%, 3/15/2035	854,691
	M&T Bank Corp.,
860,000	(SOFRRATE + 1.400%), 5.18%, 7/8/2031 [b]	866,877
	Macquarie Airfinance Holdings, Ltd.,
460,000	6.40%, 3/26/2029 [a]	473,500
	Macquarie Bank, Ltd.,
750,000	(CMT 1Y + 1.350%), 5.82%, 6/10/2037 [a],[b]	748,755
	Mitsubishi UFJ Financial Group, Inc.,
560,000	(CMT 1Y + 1.170%), 5.16%, 4/24/2031 [b]	565,857
	Mizuho Financial Group, Inc.,
750,000	4.97%, 7/13/2032 [b],[d]	747,565
	Morgan Stanley,
735,000	(SOFRRATE + 1.260%), 5.66%, 4/18/2030 [b]	750,810
585,000	(SOFRRATE + 1.510%), 5.19%, 4/17/2031 [b]	591,163
260,000	(SOFRRATE + 1.757%), 5.66%, 4/17/2036 [b]	266,914
275,000	(CMT 5Y + 1.170%), 5.31%, 1/18/2041 [b]	268,010
	National Australia Bank, Ltd.,
500,000	(CMT 1Y + 1.180%), 5.63%, 6/4/2037 [a],[b]	499,305
Principal Amount	Long-Term Fixed Income 100.1%	Value
Financials 18.0% – continued
	Nippon Life Insurance Co.,
$260,000	(CMT 5Y + 3.189%), 6.50%, 4/30/2055 [a],[b]	$272,632
	Nomura Holdings, Inc.,
750,000	5.17%, 7/14/2031	751,826
	Omega Healthcare Investors, Inc.,
454,000	3.63%, 10/1/2029	435,442
960,000	5.20%, 7/1/2030	964,679
	Omnis Funding Trust,
260,000	6.72%, 5/15/2055 [a]	270,718
	Peachtree Corners Funding Trust II,
110,000	6.01%, 5/15/2035 [a]	113,818
	Phillips Edison Grocery Center Operating Partnership I LP,
549,000	4.75%, 3/15/2033	538,260
	Pinnacle Financial Partners, Inc.,
750,000	(SOFRRATE + 1.700%), 5.60%, 5/19/2032 [b]	752,398
	PNC Financial Services Group, Inc.,
310,000	(SOFRINDEX + 1.850%), 4.63%, 6/6/2033 [b]	301,684
500,000	(CMT 5Y + 1.170%), 5.42%, 1/25/2041 [b]	491,221
	Regency Centers LP,
810,000	5.25%, 1/15/2034	821,344
	Reinsurance Group of America, Inc.,
710,000	5.75%, 9/15/2034	726,549
	Rocket Cos., Inc.,
1,000,000	6.50%, 8/1/2029 [a]	1,020,694
	Santander Holdings USA, Inc.,
250,000	(SOFRRATE + 1.249%), 2.49%, 1/6/2028 [b]	247,260
310,000	(SOFRRATE + 1.610%), 5.47%, 3/20/2029 [b]	312,999
500,000	(SOFRRATE + 1.276%), 5.22%, 6/5/2032 [b]	498,757
	SLM Corp.,
500,000	(SOFRINDEX + 2.710%), 6.50%, 5/15/2032 [b]	499,421
	Societe Generale SA,
460,000	(CMT 1Y + 2.550%), 6.45%, 1/10/2029 [a],[b]	471,348
260,000	(SOFRRATE + 1.420%), 5.25%, 5/22/2029 [a],[b]	261,871
500,000	(CMT 5Y + 2.946%), 7.13%, 7/15/2035 [a],[b],[e]	496,766
760,000	(SOFRRATE + 1.730%), 5.44%, 10/3/2036 [a],[b]	749,149
	Stellantis Financial Services U.S. Corp.,
260,000	5.40%, 9/15/2030 [a]	254,734
	Sumisho Air Lease Corp.,
1,000,000	4.50%, 3/24/2029 [a]	991,516
	Teachers Insurance & Annuity Association of America,
500,000	6.05%, 6/15/2056 [a]	504,511
	Toronto-Dominion Bank,
260,000	4.93%, 10/15/2035	255,422
500,000	(CMT 5Y + 2.721%), 6.35%, 10/31/2085 [b]	503,148
	TPG Operating Group II LP,
850,000	4.88%, 5/15/2031	838,001
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.1%	Value
Financials 18.0% – continued
	Truist Financial Corp.,
$510,000	(SOFRRATE + 1.309%), 5.07%, 5/20/2031 [b]	$514,756
500,000	(SOFRRATE + 0.965%), 4.60%, 1/27/2032 [b]	493,091
	U.S. Bancorp,
500,000	(CMT 5Y + 1.250%), 5.72%, 5/20/2041 [b]	501,598
	UBS Group AG,
500,000	(5 yr. USD SOFR ICE Swap + 3.240%), 6.63%, 1/8/2031 [a],[b],[e]	501,450
535,000	(SOFRRATE + 3.730%), 4.19%, 4/1/2031 [a],[b]	522,306
	Unum Group,
760,000	5.25%, 12/15/2035	748,220
	Ventas Realty LP,
460,000	5.10%, 7/15/2032	462,941
	Wells Fargo & Co.,
710,000	(SOFRRATE + 1.790%), 6.30%, 10/23/2029 [b]	734,459
460,000	(SOFRRATE + 1.500%), 5.15%, 4/23/2031 [b]	464,828
560,000	(SOFRRATE + 1.500%), 3.35%, 3/2/2033 [b]	514,778
300,000	(SOFRRATE + 1.100%), 4.96%, 1/23/2037 [b]	292,884
	Zions Bancorp NA,
525,000	(SOFRRATE + 1.055%), 4.48%, 2/9/2029 [b]	520,536
	Total	82,721,579
Foreign Government 1.5%
	Brazil Government International Bonds,
400,000	6.63%, 3/15/2035	410,360
500,000	6.25%, 5/22/2036	495,000
	Colombia Government International Bonds,
300,000	6.50%, 1/21/2033	304,650
300,000	7.38%, 9/18/2037	318,300
	Costa Rica Government International Bonds,
300,000	7.00%, 4/4/2044	326,754
	Dominican Republic International Bonds,
500,000	5.75%, 3/17/2034 [a]	492,650
150,000	6.95%, 3/15/2037 [a]	158,955
	Guatemala Government Bonds,
450,000	6.55%, 2/6/2037 [a]	479,241
	Ivory Coast Government International Bonds,
625,000	8.08%, 4/1/2036 [a]	683,403
	Mexico Government International Bonds,
250,000	5.38%, 3/22/2033	244,263
500,000	6.00%, 5/7/2036	498,200
500,000	6.25%, 8/27/2037	500,147
500,000	6.13%, 2/9/2038	490,500
	Morocco Government International Bonds,
300,000	4.00%, 12/15/2050	215,773
	Paraguay Government International Bonds,
350,000	6.10%, 8/11/2044	358,600
Principal Amount	Long-Term Fixed Income 100.1%	Value
Foreign Government 1.5% – continued
	Republic of Uzbekistan International Bonds,
$300,000	6.95%, 5/25/2032 [a]	$321,309
	Saudi Government International Bonds,
500,000	4.88%, 1/12/2036 [a]	491,815
	Turkiye Government International Bonds,
250,000	6.88%, 3/17/2036	248,791
	Total	7,038,711
Industrials 2.5%
	Amphenol Corp.,
560,000	4.40%, 2/15/2033	544,508
	Amrize Finance U.S. LLC,
100,000	4.95%, 4/7/2030	100,661
	Axon Enterprise, Inc.,
250,000	6.13%, 3/15/2030 [a]	254,990
400,000	6.25%, 3/15/2033 [a]	409,987
	BAE Systems plc,
550,000	5.30%, 3/26/2034 [a]	559,937
	Berry Global, Inc.,
750,000	5.65%, 1/15/2034	767,767
	Boeing Co.,
415,000	5.81%, 5/1/2050	410,006
585,000	6.86%, 5/1/2054	657,465
	Bombardier, Inc.,
750,000	7.45%, 5/1/2034 [a]	829,175
	Chart Industries, Inc.,
245,000	7.50%, 1/1/2030 [a]	252,946
	Fedex Freight Holding Co., Inc.,
1,000,000	4.95%, 3/15/2033 [a]	979,826
	Genesee & Wyoming, Inc.,
255,000	6.25%, 4/15/2032 [a]	258,655
	GFL Environmental Holdings U.S., Inc.,
500,000	5.50%, 2/1/2034 [a]	489,044
	Howmet Aerospace, Inc.,
510,000	4.55%, 11/15/2032	501,506
	Jacobs Solutions, Inc.,
800,000	4.75%, 3/3/2031	792,604
	L3Harris Technologies, Inc.,
710,000	5.25%, 6/1/2031	723,092
	Molex Electronic Technologies LLC,
160,000	4.75%, 4/30/2028 [a]	160,156
	Quikrete Holdings, Inc.,
255,000	6.38%, 3/1/2032 [a]	260,400
	Rand Parent LLC,
60,000	8.50%, 2/15/2030 [a]	62,151
	Regal Rexnord Corp.,
460,000	6.30%, 2/15/2030	480,098
	RTX Corp.,
260,000	6.10%, 3/15/2034	278,968
25,000	6.13%, 7/15/2038	26,952
	Smurfit Kappa Treasury ULC,
385,000	5.44%, 4/3/2034	391,395
	Spirit AeroSystems, Inc.,
950,000	4.60%, 6/15/2028	946,406
	Wrangler Holdco Corp.,
370,000	6.63%, 4/1/2032 [a]	379,274
	Total	11,517,969
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.1%	Value
Mortgage-Backed Securities 19.4%
	Federal Home Loan Mortgage Corp.,
$3,246,383	5.50%, 2/1/2040	$3,313,310
4,513,567	2.50%, 3/1/2052	3,861,655
3,416,341	4.00%, 10/1/2052	3,209,862
697,095	5.00%, 11/1/2052	691,950
988,586	5.50%, 7/1/2053	1,001,414
5,159,103	4.50%, 7/1/2053	4,980,221
4,303,223	4.00%, 11/1/2053	4,058,148
6,940,698	5.00%, 5/1/2054	6,908,790
5,223,325	5.50%, 11/1/2054	5,300,634
5,173,131	5.00%, 8/1/2055	5,141,831
4,715,376	5.50%, 9/1/2055	4,773,733
5,771,858	5.00%, 11/1/2055	5,707,152
4,272,273	4.50%, 2/1/2056	4,126,713
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
40,000	3.90%, 12/25/2030, Series K158, Class A2 [b]	39,056
	Federal Home Loan Mortgage Corp. REMICS,
2,572,860	1.50%, 3/25/2051, Series 5092, Class IC [f]	221,653
750,000	5.25%, 3/25/2055, Series 5519, Class CL	737,882
	Federal National Mortgage Association,
4,308,135	5.00%, 10/1/2045	4,273,083
6,894,699	2.00%, 3/1/2052	5,610,580
6,261,765	3.50%, 5/1/2052	5,726,805
5,421,702	3.00%, 7/1/2052	4,809,742
724,445	4.00%, 6/1/2053	679,946
4,718,625	5.50%, 6/1/2053	4,750,038
4,603,472	5.50%, 7/1/2053	4,673,947
757,565	6.00%, 9/1/2054	775,103
	Federal National Mortgage Association REMICS,
500,000	5.00%, 4/25/2055, Series 2025-15, Class BD	485,684
491,996	5.00%, 8/25/2055, Series 2025-66, Class KZ	469,138
	Uniform Mortgage-Backed Security, TBA,
2,550,000	3.50%, 7/1/2056	2,313,328
550,000	6.00%, 7/1/2056 [d]	562,237
	Total	89,203,635
Technology 3.6%
	Broadcom, Inc.,
735,000	4.20%, 10/15/2030	720,490
735,000	3.42%, 4/15/2033	670,016
500,000	4.95%, 1/15/2036	491,099
	Dell International LLC/EMC Corp.,
500,000	4.75%, 7/15/2031	496,987
860,000	4.75%, 10/6/2032	849,845
522,000	4.85%, 2/1/2035	509,369
	Fidelity National Information Services, Inc.,
1,006,000	4.80%, 3/10/2031	995,001
	Fiserv, Inc.,
860,000	3.50%, 7/1/2029	825,368
460,000	5.25%, 8/11/2035	448,110
	Foundry JV Holdco LLC,
1,385,000	5.88%, 1/25/2034 [a]	1,407,234
Principal Amount	Long-Term Fixed Income 100.1%	Value
Technology 3.6% – continued
	Hewlett Packard Enterprise Co.,
$650,000	4.55%, 10/15/2029	$646,168
150,000	4.85%, 10/15/2031	149,378
150,000	5.25%, 4/1/2033	150,464
	Intel Corp.,
400,000	6.13%, 5/15/2056	399,468
	Marvell Technology, Inc.,
750,000	5.30%, 4/15/2036	746,196
	NVIDIA Corp.,
750,000	4.75%, 6/15/2033	747,855
	Open Text Holdings, Inc.,
775,000	4.13%, 12/1/2031 [a]	680,362
	Oracle Corp.,
750,000	5.35%, 5/4/2033	728,530
550,000	6.55%, 2/4/2046	518,478
660,000	5.95%, 9/26/2055	560,880
	Roper Technologies, Inc.,
385,000	4.90%, 10/15/2034	372,098
	Salesforce, Inc.,
1,000,000	5.20%, 3/15/2033	1,001,758
	Seagate Data Storage Technology Pte., Ltd.,
1,350,000	4.09%, 6/1/2029 [a]	1,313,792
	Synopsys, Inc.,
860,000	5.15%, 4/1/2035	855,085
	Total	16,284,031
U.S. Government & Agencies 19.4%
	U.S. Treasury Bonds,
13,920,000	1.88%, 2/15/2041	9,658,087
10,040,000	4.63%, 11/15/2044	9,675,658
13,370,000	3.00%, 8/15/2048	9,795,092
19,230,000	4.50%, 11/15/2054	17,901,177
	U.S. Treasury Notes,
2,805,000	4.25%, 1/31/2030	2,811,136
10,270,000	4.00%, 5/31/2030	10,200,597
7,725,000	3.88%, 3/31/2031	7,615,160
7,380,000	3.75%, 10/31/2032	7,161,771
4,475,000	4.25%, 3/31/2033	4,461,016
5,575,000	4.25%, 8/15/2035	5,504,006
4,325,000	4.13%, 2/15/2036	4,219,578
	Total	89,003,278
Utilities 3.8%
	AES Corp.,
1,250,000	5.20%, 7/15/2029	1,257,114
500,000	(CMT 5Y + 3.201%), 7.60%, 1/15/2055 [b]	511,939
	Algonquin Power & Utilities Corp.,
500,000	(CMT 5Y + 3.249%), 4.75%, 1/18/2082 [b]	495,142
	Ameren Corp.,
850,000	5.00%, 5/15/2036	829,806
	American Electric Power Co., Inc.,
260,000	3.25%, 3/1/2050	175,687
500,000	(CMT 5Y + 1.940%), 6.05%, 3/15/2056, Series D [b]	497,188
	Constellation Energy Generation LLC,
500,000	4.40%, 1/15/2031	491,549
	Dominion Energy, Inc.,
1,000,000	(CMT 5Y + 2.262%), 6.00%, 2/15/2056 [b]	1,004,427
	DTE Energy Co.,
585,000	5.20%, 4/1/2030	593,423
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.1%	Value
Utilities 3.8% – continued
	Duke Energy Corp.,
$710,000	5.80%, 6/15/2054	$691,873
585,000	(CMT 5Y + 2.588%), 6.45%, 9/1/2054 [b]	607,466
	Eskom Holdings,
431,000	6.35%, 8/10/2028 [a]	438,004
	Evergy, Inc.,
570,000	4.25%, 3/15/2029	563,403
	Exelon Corp.,
585,000	5.88%, 3/15/2055	579,108
	FirstEnergy Corp.,
510,000	4.85%, 7/15/2047, Series C	443,211
	National Fuel Gas Co.,
750,000	5.05%, 10/15/2031	746,676
	NextEra Energy Capital Holdings, Inc.,
500,000	(CMT 5Y + 1.765%), 6.20%, 10/1/2056, Series BB [b]	499,517
	NiSource, Inc.,
485,000	5.35%, 7/15/2035	488,997
250,000	5.30%, 5/18/2036	250,170
	NRG Energy, Inc.,
585,000	5.25%, 6/15/2029 [a]	583,485
1,000,000	6.13%, 5/15/2036 [a]	1,000,463
	Pacific Gas & Electric Co.,
750,000	5.60%, 8/15/2036	750,240
	San Diego Gas & Electric Co.,
260,000	5.40%, 4/15/2035	264,183
	Sempra,
350,000	5.25%, 3/15/2036	345,403
	Southern Power Co.,
1,150,000	4.80%, 6/15/2031	1,146,764
	Southwestern Public Service Co.,
500,000	5.88%, 8/15/2056	496,817
	Vistra Operations Co. LLC,
710,000	4.38%, 5/1/2029 [a]	697,561
500,000	4.70%, 1/31/2031 [a]	489,991
	Xcel Energy, Inc.,
585,000	3.50%, 12/1/2049	410,601
	Total	17,350,208
	Total Long-Term Fixed Income (Cost $459,846,472)	459,375,584

Shares or Principal Amount	Short-Term Investments 0.4%	Value
	State Street Institutional U.S. Government Money Market Fund - Premier Class,
2,056,583	3.58% [g]	2,056,583
	Total Short-Term Investments (Cost $2,056,583)	2,056,583
	Total Investments (Cost $461,903,055) 100.5%	461,432,167
	Other Assets and Liabilities, Net (0.5%)	(2,300,931)
	Total Net Assets 100.0%	$459,131,236

a
Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $137,549,974 or 30.0% of total net assets.

b
Denotes variable rate securities. The rate shown is as of June 30,
2026. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description.
The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2026.
d	Denotes investments purchased on a when-issued or delayed- delivery basis.
e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f
Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

g	The interest rate shown reflects the yield.

Definitions:
CLO	–	Collateralized Loan Obligation
REMICS	–	Real Estate Mortgage Investment Conduits
plc	–	Public Limited Company

Reference Rate Index:
CMT 1Y	–	Constant Maturity Treasury Yield 1 Year
CMT 5Y	–	Constant Maturity Treasury Yield 5 Year
ICE	–	Intercontinental Exchange
SOFRINDEX	–	Secured Overnight Financing Rate Compounded Index
SOFRRATE	–	Secured Overnight Financing Rate
TSFR1M	–	CME Term SOFR 1 Month
TSFR3M	–	CME Term SOFR 3 Month
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing the Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	$23,478,287	$—	$23,478,287	$—
Basic Materials	6,933,857	—	6,933,857	—
Collateralized Mortgage Obligations	45,264,785	—	45,264,785	—
Commercial Mortgage-Backed Securities	6,124,220	—	6,124,220	—
Communication Services	12,613,458	—	12,613,458	—
Consumer Discretionary	17,009,031	—	17,009,031	—
Consumer Staples	23,267,168	—	23,267,168	—
Energy	11,565,367	—	11,565,367	—
Financials	82,721,579	—	82,721,579	—
Foreign Government	7,038,711	—	7,038,711	—
Industrials	11,517,969	—	11,517,969	—
Mortgage-Backed Securities	89,203,635	—	89,203,635	—
Technology	16,284,031	—	16,284,031	—
U.S. Government & Agencies	89,003,278	—	89,003,278	—
Utilities	17,350,208	—	17,350,208	—
Short-Term Investments	2,056,583	2,056,583	—	—
Total Investments at Value	$461,432,167	$2,056,583	$459,375,584	$—
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent International Large Cap ETF

Schedule of Investments as of June 30, 2026(unaudited)

Shares	Common Stocks 98.7%	Value
Communication Services 3.3%
683,329	Bezeq The Israeli Telecommunication Corp., Ltd.	$1,613,573
90,900	Deutsche Telekom AG	2,477,117
9,356	IPSOS SA	372,445
273,100	KDDI Corp.	4,610,594
152,686	Koninklijke KPN NV	752,965
59,098	MONY Group plc	145,179
2,921,600	NTT, Inc.	2,605,443
1,494,200	SoftBank Corp.	1,912,377
119,100	SoftBank Group Corp.	4,367,867
110,539	Telia Co. AB	538,197
1,186,589	Telstra Group, Ltd.	4,173,398
67,000	TV Asahi Holdings Corp.	1,293,890
1,800,643	Vodafone Group plc	2,378,909
	Total	27,241,954
Consumer Discretionary 5.2%
7,100	Asics Corp.	191,042
5,611	Aumovio SE [a]	230,801
18,186	Avolta AG	1,215,401
17,300	Bandai Namco Holdings, Inc.	402,615
3,137	Berkeley Group Holdings plc [a]	145,554
400	Denso Corp.	4,615
5,700	Fast Retailing Co., Ltd.	2,903,023
8,800	Food & Life Cos., Ltd.	264,225
5,945	Games Workshop Group plc	1,703,321
35,276	Global-e Online, Ltd. [a]	1,225,135
20,100	Heiwa Corp.	246,869
257,700	Honda Motor Co., Ltd.	2,345,681
29,000	JTEKT Corp.	355,199
291,388	Kingfisher plc	1,094,601
45,732	Lottomatica Group SpA	1,269,757
5,284	LVMH Moet Hennessy Louis Vuitton SE	2,922,753
3,187	Mercedes-Benz Group AG	159,933
28,686	Next plc	5,534,451
12,900	Niterra Co., Ltd.	849,316
21,700	Panasonic Holdings Corp.	600,839
48,825	Pirelli & C SpA [a],[b]	369,034
117,095	Prosus NV	5,082,786
29,300	Ryohin Keikaku Co., Ltd.	637,736
25,400	Sekisui House, Ltd.	528,324
223,600	Sony Group Corp.	4,510,643
300,000	Sumitomo Electric Industries, Ltd.	5,400,535
9,600	Toyoda Gosei Co., Ltd.	301,884
186,300	Toyota Motor Corp.	3,122,282
	Total	43,618,355
Consumer Staples 4.6%
4,000	Ain Holdings, Inc.	136,093
88,159	Anheuser-Busch InBev SA	7,319,075
13,600	Arcs Co., Ltd.	283,969
9,321	British American Tobacco plc	578,257
5,934	Cranswick plc	432,913
8,095	Heineken Holding NV	617,394
6,451	Heineken NV	542,499
125,583	Imperial Brands plc	4,645,904
15,200	Japan Tobacco, Inc.	562,025
226,907	Koninklijke Ahold Delhaize NV	9,131,275
43,504	Nestle SA	4,473,159
8,614	Reckitt Benckiser Group plc	561,133
10,087	Shufersal, Ltd.	144,432
1,047,771	Tesco plc	6,375,085
2,567,500	WH Group, Ltd. [b]	2,713,883
	Total	38,517,096
Shares	Common Stocks 98.7%	Value
Energy 4.8%
17,701	Ampol, Ltd.	$403,199
597,928	BP plc	3,704,671
39,400	Cosmo Energy Holdings Co., Ltd.	917,908
254,800	ENEOS Holdings, Inc.	1,875,799
74,885	Eni SpA	1,764,321
20,727	Galp Energia SGPS SA	441,563
40,100	Inpex Corp.	805,231
51,600	Japan Petroleum Exploration Co., Ltd.	508,082
12,674	Koninklijke Vopak NV	660,927
138,089	Repsol SA	3,472,748
69,337	SBM Offshore NV	2,403,670
351,095	Shell plc	13,659,273
116,422	TotalEnergies SE	9,049,607
	Total	39,666,999
Financials 27.7%
22,465	Ageas SA	1,796,795
17,313	Allianz SE	8,191,657
83,802	ANZ Group Holdings, Ltd.	2,051,018
177,421	AXA SA	8,889,325
243,809	Banco Bilbao Vizcaya Argentaria SA	6,092,460
1,680,425	Banco de Sabadell SA	5,950,246
845,847	Banco Santander SA	11,678,759
40,011	Bank Hapoalim BM	922,209
29,199	Bank Leumi Le-Israel BM	652,791
1,402,208	Barclays plc	9,422,551
112,155	BNP Paribas SA	13,089,066
54,491	Commonwealth Bank of Australia	6,210,594
220,822	Credit Agricole SA	4,439,415
407,000	Daiichi Life Group, Inc.	4,451,856
111,900	Daiwa Securities Group, Inc.	1,098,044
34,257	Deutsche Bank AG	1,159,583
5,313	Deutsche Boerse AG	1,449,667
12,216	Erste Group Bank AG	1,634,482
4,340	EXOR NV	332,245
8,693	First International Bank of Israel, Ltd.	616,077
148,727	Generali	7,240,950
14,300	Hachijuni Nagano Bank, Ltd.	210,065
13,202	Harel Insurance Investments & Financial Services, Ltd.	694,737
28,984	Hiscox, Ltd.	710,094
281,780	HSBC Holdings plc	5,347,859
72,886	IG Group Holdings plc	1,757,636
56,247	Industrivarden AB Class A	3,152,758
295,530	Investor AB Class B	12,269,112
152,600	Japan Exchange Group, Inc.	1,919,290
102,500	Japan Post Holdings Co., Ltd.	1,367,339
3,051,425	Lloyds Banking Group plc	4,496,842
2,288	Macquarie Group, Ltd.	396,484
89,979	Man Group plc	348,748
154,568	Mapfre SA	764,719
357,100	Mitsubishi UFJ Financial Group, Inc.	7,043,388
59,800	Mizuho Financial Group, Inc.	2,847,759
28,900	MS&AD Insurance Group Holdings, Inc.	753,627
4,722	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	2,635,632
84,665	National Australia Bank, Ltd.	2,219,271
1,253,261	NatWest Group plc	11,088,128
12,990	NN Group NV	1,137,816
55,000	Nomura Holdings, Inc.	478,136
69,900	ORIX Corp.	2,643,471
13,976	Plus500, Ltd.	887,251
276,002	QBE Insurance Group, Ltd.	4,813,557
13,700	San-In Godo Bank, Ltd.	192,025
94,300	SBI Holdings, Inc.	1,530,537
316,300	Singapore Exchange, Ltd.	5,887,153
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent International Large Cap ETF

Schedule of Investments as of June 30, 2026(unaudited)
Shares	Common Stocks 98.7%	Value
Financials 27.7% – continued
52,614	Societe Generale SA	$4,651,233
76,400	Sompo Holdings, Inc.	2,931,106
473,700	Sony Financial Group, Inc.	416,321
137,607	Standard Chartered plc	3,725,413
18,400	Storebrand ASA	345,378
78,400	Sumitomo Mitsui Financial Group, Inc.	3,059,912
44,200	Sumitomo Mitsui Trust Group, Inc.	1,646,541
2,000	T&D Holdings, Inc.	59,129
147,400	Tokio Marine Holdings, Inc.	6,528,951
147,151	TP ICAP Group plc	660,518
187,677	UBS Group AG	9,304,877
108,798	UniCredit SpA	9,728,703
179,254	Unipol Assicurazioni SpA	4,999,549
95,353	Westpac Banking Corp.	2,324,482
7,588	Zurich Insurance Group AG	5,621,506
	Total	230,966,843
Health Care 9.5%
16,875	ALK-Abello AS	629,944
51,298	AstraZeneca plc	9,594,236
9,306	Bayer AG	514,745
7,900	Chugai Pharmaceutical Co., Ltd.	366,054
37,626	Fresenius SE & Co. KGaA	1,718,369
27,721	Galderma Group AG	6,309,272
8,510	Galenica AG [b]	887,863
468,971	GSK plc	12,323,139
112,442	Haleon plc	518,590
25,900	Hoya Corp.	4,133,614
14,837	Ipsen SA	2,861,625
120,699	Novartis AG	18,908,514
52,605	Novo Nordisk AS Class B	2,529,872
65,900	Ono Pharmaceutical Co., Ltd.	967,860
2,736	Roche Holding AG Class BR	1,148,578
31,131	Roche Holding AG	12,822,273
11,104	Sanofi SA	952,572
23,936	Smith & Nephew plc	346,233
16,000	Takeda Pharmaceutical Co., Ltd.	507,273
5,004	UCB SA	1,498,003
	Total	79,538,629
Industrials 20.2%
161,520	ABB, Ltd.	17,507,329
2,543	Accelleron Industries AG	261,224
7,921	Ackermans & van Haaren NV	2,586,643
11,880	ACS Actividades de Construccion y Servicios SA	1,746,985
114,254	Aena SME SA [b]	3,480,373
33,552	AerCap Holdings NV	4,891,211
98,100	Amada Co., Ltd.	1,780,757
82,200	Assa Abloy AB Class B	2,902,667
707,674	Aurizon Holdings, Ltd.	2,048,025
268,770	Balfour Beatty plc	3,092,724
35,391	Bouygues SA	1,973,767
70,035	Brambles, Ltd.	944,561
961,500	CK Hutchison Holdings, Ltd.	8,121,968
76,500	Dai Nippon Printing Co., Ltd.	1,391,251
13,500	Dai-Dan Co., Ltd.	238,457
56,805	Deutsche Post AG	3,446,476
51,649	Diploma plc	4,884,750
313	Elbit Systems, Ltd.	237,707
21,834	Elis SA	676,078
22,313	Epiroc AB Class A	611,882
98,260	Ferrovial NV	6,734,066
14,200	Fujikura, Ltd.	544,787
18,005	GEA Group AG	1,235,379
Shares	Common Stocks 98.7%	Value
Industrials 20.2% – continued
135,100	Hitachi, Ltd.	$3,714,949
32,554	Howden Joinery Group plc	361,643
1,238	Huber & Suhner AG	341,676
34,448	IMI plc	1,354,357
104,000	Inaba Denki Sangyo Co., Ltd.	1,741,062
48,334	ISS AS	1,977,204
281,200	ITOCHU Corp.	3,206,401
14,800	Jardine Matheson Holdings, Ltd.	910,200
85,800	Kajima Corp.	3,098,604
13,100	Kandenko Co., Ltd.	541,580
75,000	Kawasaki Kisen Kaisha, Ltd.	1,146,253
17,600	Komatsu, Ltd.	679,991
10,478	Konecranes OYJ	321,812
41,703	Legrand SA	7,037,882
76,175	Logista Integral SA	2,936,647
7,449	Loomis AB	365,062
24,900	Marubeni Corp.	718,232
76,800	Mitsubishi Corp.	2,053,259
35,300	Mitsubishi Electric Corp.	1,275,702
191,500	Mitsubishi Heavy Industries, Ltd.	4,317,716
65,700	Mitsui & Co., Ltd.	1,817,109
15,544	Morgan Sindall Group plc	1,013,597
19,800	NGK Corp.	917,209
20,700	Nippon Express Holdings, Inc.	642,153
55,400	Nippon Yusen KK	1,777,216
3,600	Nishimatsu Construction Co., Ltd.	117,524
20,100	Nitto Kogyo Corp.	589,049
4,921	NKT AS [a]	734,202
8,100	Obayashi Corp.	162,254
255,100	Persol Holdings Co., Ltd.	388,153
73,300	Recruit Holdings Co., Ltd.	5,107,715
847	Rheinmetall AG	958,588
28,849	Rotork plc	113,040
26,166	Safran SA	10,314,558
152,910	Sandvik AB	6,306,364
117,200	SATS, Ltd.	410,370
8,300	Secom Co., Ltd.	329,560
135,300	Shimizu Corp.	2,121,513
24,494	Siemens AG	7,868,501
23,006	Siemens Energy AG	4,358,327
266,600	Singapore Technologies Engineering, Ltd.	2,141,043
13,528	Smiths Group plc	459,372
62,400	Sojitz Corp.	1,984,504
168,800	Sumitomo Corp.	1,608,113
12,900	Taisei Corp.	1,130,570
31,600	TOPPAN Holdings, Inc.	992,146
10,600	Toyota Tsusho Corp.	389,722
57,900	Tsubakimoto Chain Co.	909,478
40,159	Ventia Services Group Pty., Ltd.	172,107
14,217	Vinci SA	2,076,027
17,428	Wartsila OYJ Abp	664,704
26,600	Yangzijiang Shipbuilding Holdings, Ltd.	70,316
9,600	Yuasa Co., Ltd.	312,334
29,037	Zigup plc	174,863
	Total	168,571,600
Information Technology 12.7%
53,700	Advantest Corp.	10,680,882
4,442	ASM International NV	5,077,966
17,002	ASML Holding NV	33,440,749
8,700	BIPROGY, Inc.	228,422
38,900	Brother Industries, Ltd.	878,267
60,100	Canon, Inc.	1,532,856
5,493	Check Point Software Technologies, Ltd. [a]	721,945
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent International Large Cap ETF

Schedule of Investments as of June 30, 2026(unaudited)
Shares	Common Stocks 98.7%	Value
Information Technology 12.7% – continued
19,440	Codan, Ltd.	$594,093
1,200	Disco Corp.	599,723
44,200	FUJIFILM Holdings Corp.	946,822
54,300	Fujitsu, Ltd.	1,084,364
57,803	Halma plc	3,016,307
1,311	Inficon Holding AG	295,624
63,707	Infineon Technologies AG	5,944,891
12,219	Jenoptik AG	655,349
5,100	Keyence Corp.	2,542,550
13,100	Kioxia Holdings Corp. [a]	7,225,364
42,800	Kyocera Corp.	937,365
2,400	Lasertec Corp.	733,602
47,500	Murata Manufacturing Co., Ltd.	3,328,900
6,230	Mycronic AB	206,374
62,500	NEC Corp.	1,508,733
8,100	Nomura Research Institute, Ltd.	228,760
7,800	NSD Co., Ltd.	118,251
31,202	SAP SE	4,777,288
12,600	SCREEN Holdings Co., Ltd.	1,379,766
101,600	Seiko Epson Corp.	1,685,262
202,468	Telefonaktiebolaget LM Ericsson Class B	2,258,264
14,900	TIS, Inc.	290,220
26,000	Tokyo Electron, Ltd.	12,336,788
59,100	Venture Corp., Ltd.	781,605
	Total	106,037,352
Materials 5.7%
23,522	Air Liquide SA	4,657,114
11,842	BASF SE	632,965
369,391	BHP Group, Ltd.	15,191,425
7,092	Buzzi SpA	362,948
16,847	Endeavour Mining plc	827,722
41,754	Evraz plc [a]	6
44,741	Greatland Resources, Ltd. [a]	354,680
11,048	Heidelberg Materials AG	2,106,853
18,183	Hexpol AB	135,486
127,300	JX Advanced Metals Corp.	3,443,312
46,500	Kyoei Steel, Ltd.	497,617
210,700	Mitsubishi Chemical Group Corp.	1,462,375
39,700	Nippon Shokubai Co., Ltd.	508,718
95,700	Nitto Denko Corp.	1,865,795
198,788	Orica, Ltd.	3,259,099
94,772	Regis Resources, Ltd.	395,661
18,954	Rio Tinto plc	1,790,580
57,874	Rio Tinto, Ltd.	6,912,315
14,200	Shin-Etsu Chemical Co., Ltd.	612,034
8,939	SSAB AB Class A	82,841
25,100	Sumitomo Metal Mining Co., Ltd.	1,152,999
36,900	Toagosei Co., Ltd.	394,996
20,300	Tosoh Corp.	365,436
971	Vidrala SA	93,084
19,949	Yara International ASA	877,486
	Total	47,983,547
Real Estate 1.4%
1,037	Allreal Holding AG	272,084
1,021	Big Shopping Centers, Ltd.	231,624
26,704	British Land Co. plc	146,503
584,800	CapitaLand Integrated Commercial Trust	1,071,286
196,500	CK Asset Holdings, Ltd.	1,106,915
36,253	Dexus	135,539
17,699	Fabege AB	135,622
228,358	GPT Group	771,546
13,512	Klepierre SA	564,752
Shares	Common Stocks 98.7%	Value
Real Estate 1.4% – continued
80,923	Merlin Properties Socimi SA	$1,418,376
163,819	Mivne Real Estate KD, Ltd.	715,643
312	Mobimo Holding AG	134,183
94,000	Sun Hung Kai Properties, Ltd.	1,345,965
78,764	Tritax Big Box REIT plc	168,625
456,300	UOL Group, Ltd.	3,357,663
	Total	11,576,326
Utilities 3.6%
11,513	ACEA SpA	285,721
24,651	E.ON SE	507,696
1,472,841	EDP SA	7,709,218
697,783	Enel SpA	8,015,921
28,268	Energix-Renewable Energies, Ltd.	248,212
123,726	Iberdrola SA	3,087,506
343,367	Italgas SpA	3,976,276
109,979	Naturgy Energy Group SA	3,450,678
3,671	OPC Energy, Ltd. [a]	114,108
41,849	RWE AG	2,707,380
	Total	30,102,716
	Total Common Stock (Cost $620,316,549)	823,821,417

Shares	Rights 0.0%*	Value
Industrials 0.0%*
11,880	ACS Actividades de Construccion y Servicios SA [a]	24,935
	Total	24,935
	Total Rights (Cost $25,301)	24,935

Shares or Principal Amount	Short-Term Investments 0.8%	Value
	Federal Home Loan Bank Discount Notes,
300,000	2.31%, 8/21/2026 [c],[d]	298,414
100,000	2.51%, 8/26/2026 [c],[d]	99,420
700,000	3.68%, 9/4/2026 [c],[d]	695,271
200,000	3.69%, 9/4/2026 [c],[d]	198,649
100,000	0.22%, 7/6/2026 [c],[d]	99,940
200,000	0.32%, 7/8/2026 [c],[d]	199,840
200,000	3.74%, 9/18/2026 [c],[d]	198,362
	State Street Institutional U.S. Government Money Market Fund - Premier Class,
4,573,305	3.58% [d]	4,573,305
	Total Short-Term Investments (Cost $6,363,483)	6,363,201
	Total Investments (Cost $626,705,333) 99.5%	830,209,553
	Other Assets and Liabilities, Net 0.5%	4,533,922
	Total Net Assets 100.0%	$834,743,475

*	Amount is less than 0.05% of net assets.

a	Non-income producing security.
b
Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $7,451,153 or 0.9% of total net assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent International Large Cap ETF

Schedule of Investments as of June 30, 2026(unaudited)
c	All or a portion of the security is held on deposit with counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield.

Definitions:
plc	–	Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing the Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communication Services	$27,241,954	$27,241,954	$—	$—
Consumer Discretionary	43,618,355	43,618,355	—	—
Consumer Staples	38,517,096	38,517,096	—	—
Energy	39,666,999	39,666,999	—	—
Financials	230,966,843	230,966,843	—	—
Health Care	79,538,629	79,538,629	—	—
Industrials	168,571,600	168,571,600	—	—
Information Technology	106,037,352	106,037,352	—	—
Materials	47,983,547	47,983,547	—	—
Real Estate	11,576,326	11,576,326	—	—
Utilities	30,102,716	30,102,716	—	—
Rights
Industrials	24,935	24,935	—	—
Short-Term Investments	6,363,201	4,573,305	1,789,896	—
Total Investments at Value	$830,209,553	$828,419,657	$1,789,896	$—
The following table is a summary of the inputs used, as of June 30, 2026, in valuing the Fund's other financial instrument assets carried at fair value.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	108,577	108,577	—	—
Total Liability Derivatives	$108,577	$108,577	$—	$—
The following table presents the Fund's futures contracts held as of June 30, 2026. Investments and/or cash totaling $1,789,896 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
ICE U.S. mini MSCI EAFE Index	5,800	September 2026	$18,351,317	$(108,577)
Total Futures Long Contracts			$18,351,317	$(108,577)
Total Futures Contracts			$18,351,317	$(108,577)

Reference Description:
EAFE	–	Europe, Australasia and Far East
ICE	–	Intercontinental Exchange
MSCI	–	Morgan Stanley Capital International
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent International Small Cap ETF

Schedule of Investments as of June 30, 2026(unaudited)

Shares	Common Stocks 98.1%	Value
Communication Services 2.8%
37,747	Bezeq The Israeli Telecommunication Corp., Ltd.	$89,133
4,300	Canal & SA	13,940
3,800	Cover Corp. [a]	32,041
1,300	CyberAgent, Inc.	10,890
12,474	Eutelsat Communications SACA [a]	34,392
1,400	Fuji Media Holdings, Inc.	32,969
1,900	GungHo Online Entertainment, Inc.	25,591
1,032	Hacksaw AB	8,302
1,462	Havas NV	28,482
400	Internet Initiative Japan, Inc.	7,865
23,306	ITV plc	24,917
100	Konami Group Corp.	10,864
14,534	Louis Hachette Group	29,012
5,289	MFE-MediaForEurope NV Class A [a]	17,018
685	Millicom International Cellular SA	62,171
1,900	MIXI, Inc.	31,633
25,000	Mobvista, Inc. [a],[b]	32,290
2,800	Nippon Television Holdings, Inc.	48,123
5,800	SKY Perfect JSAT Corp.	95,492
9,979	Tuas, Ltd. [a]	15,683
1,118	United Internet AG	29,381
	Total	680,189
Consumer Discretionary 9.9%
9,332	AcadeMedia AB [b]	97,012
688	Aumovio SE [a]	28,300
1,505	Bellway plc	38,688
1,421	Berkeley Group Holdings plc [a]	65,933
3,182	Betsson AB Class B	27,796
500	BuySell Technologies Co., Ltd.	10,133
21,000	Chow Sang Sang Holdings International, Ltd.	26,026
739	Cie des Alpes	18,619
10,535	CIR SpA-Compagnie Industriali [a]	8,366
19,952	Currys plc	42,239
2,800	Doshisha Co., Ltd.	48,907
1,700	Doutor Nichires Holdings Co., Ltd.	28,366
300	Eagle Industry Co., Ltd.	5,258
1,700	Exedy Corp.	60,641
2,800	FCC Co., Ltd.	58,378
6,385	Forvia SE [a]	63,719
308	Games Workshop Group plc	88,246
11,739	Glenveagh Properties plc [a],[b]	33,600
1,800	Happinet Corp.	33,322
5,676	Harvey Norman Holdings, Ltd.	18,942
172	Hornbach Holding AG & Co. KGaA	15,427
215	JB Hi-Fi, Ltd.	11,980
4,800	Joyful Honda Co., Ltd.	66,806
2,500	JTEKT Corp.	30,621
8,858	Kingfisher plc	33,275
200	Kurabo Industries, Ltd.	12,276
1,351	Lottomatica Group SpA	37,511
4,300	Mazda Motor Corp.	28,787
13,000	Melco International Development, Ltd. [a]	5,188
2,064	Melia Hotels International SA	28,654
25,800	Metaplanet, Inc. [a]	31,735
1,548	Neinor Homes SA [b]	29,096
1,400	Nikon Corp.	19,545
400	Niterra Co., Ltd.	26,335
1,800	Nitori Holdings Co., Ltd.	26,730
3,700	Nojima Corp.	30,152
1,600	NOK Corp.	28,473
2,100	Noritsu Koki Co., Ltd.	26,038
1,400	Ohsho Food Service Corp.	24,539
22,204	OVS SpA [b]	153,363
Shares	Common Stocks 98.1%	Value
Consumer Discretionary 9.9% – continued
3,266	Persimmon plc	$45,488
11,870	Pirelli & C SpA [a],[b]	89,717
1,382	Puma SE [a]	41,972
12,900	Rakuten Group, Inc. [a]	59,773
600	Ryohin Keikaku Co., Ltd.	13,059
1,290	SAF-Holland SE	29,848
1,574	Salvatore Ferragamo SpA [a]	19,585
4,300	Sanrio Co., Ltd.	29,091
1,700	Sega Sammy Holdings, Inc.	23,080
2,100	Sekisui House, Ltd.	43,680
2,200	Skylark Holdings Co., Ltd.	37,926
1,600	Stanley Electric Co., Ltd.	34,589
8,100	Sumitomo Forestry Co., Ltd.	67,278
400	Sumitomo Rubber Industries, Ltd.	5,124
3,139	Synsam AB	17,481
49,966	Tabcorp Holdings, Ltd.	28,886
1,634	Technogym SpA [b]	28,379
7,000	TS Tech Co., Ltd.	74,781
6,716	TUI AG	55,558
2,600	USS Co., Ltd.	30,422
4,749	Valeo SE	69,537
5,074	Vistry Group plc [a]	17,270
1,300	Wacoal Holdings Corp.	35,179
8,600	Yamada Holdings Co., Ltd.	34,787
1,500	Yonex Co., Ltd.	21,320
800	Yoshinoya Holdings Co., Ltd.	15,410
2,000	Yue Yuen Industrial Holdings, Ltd.	3,124
	Total	2,441,366
Consumer Staples 3.4%
500	Arcs Co., Ltd.	10,440
3,700	Asahi Group Holdings, Ltd.	35,226
1,333	Carrefour SA	24,750
6,407	Cloetta AB Class B	32,496
1,800	House Foods Group, Inc.	41,481
1,600	Kobe Bussan Co., Ltd.	25,993
1,900	Kose Holdings Corp.	58,696
1,600	Mitsui DM Sugar Co., Ltd.	31,637
1,877	MP Evans Group plc	37,695
4,800	Nichirei Corp.	64,091
4,300	Nisshin Oillio Group, Ltd.	48,687
17,567	Ocado Group plc [a]	41,757
3,253	Oddity Tech, Ltd. Class A [a]	49,218
4,700	Rohto Pharmaceutical Co., Ltd.	68,999
172	Royal Unibrew AS	11,343
534	Scandinavian Tobacco Group AS Class A [b]	5,428
6,300	Sheng Siong Group, Ltd.	15,729
2,623	Shufersal, Ltd.	37,558
40,020	Sonae SGPS SA	92,140
1,500	Trial Holdings, Inc.	27,602
4,300	Unicharm Corp.	24,955
28,500	WH Group, Ltd. [b]	30,125
500	Yakult Honsha Co., Ltd.	8,444
	Total	824,490
Energy 2.9%
2,811	Ampol, Ltd.	64,030
1,290	BW LPG, Ltd. [b]	22,494
628	CMB Tech NV	8,897
3,800	Cosmo Energy Holdings Co., Ltd.	88,529
4,386	d'Amico International Shipping SA	33,025
103	Delek Group, Ltd.	26,298
5,175	DNO ASA	8,543
301	Equital, Ltd. [a]	10,499
1,481	Frontline plc	51,379
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent International Small Cap ETF

Schedule of Investments as of June 30, 2026(unaudited)
Shares	Common Stocks 98.1%	Value
Energy 2.9% – continued
129	Gaztransport Et Technigaz SA	$27,401
17,709	Harbour Energy plc	50,504
4,859	Karoon Energy, Ltd.	4,895
300	Modec, Inc.	17,131
45,021	Oil Refineries, Ltd.	23,828
43	Paz Retail & Energy, Ltd.	11,435
1,634	Repsol SA	41,093
3,274	SBM Offshore NV	113,498
1,992	Serica Energy plc	5,734
1,116	Technip Energies NV	42,233
473	TORM plc Class A	12,191
86	Viridien [a]	8,234
4,214	Whitehaven Coal, Ltd.	22,261
3,330	Yellow Cake plc [a],[b]	23,278
	Total	717,410
Financials 15.4%
5,633	Aberdeen Group plc	17,798
4,386	AJ Bell plc	35,576
387	Avanza Bank Holding AB	15,486
500	Awa Bank, Ltd.	22,264
1,931	Azimut Holding SpA	78,282
20,297	Banco de Sabadell SA	71,870
1,333	Bank of Ireland Group plc	26,540
1,247	Bank of Queensland, Ltd.	5,448
2,064	Bendigo & Adelaide Bank, Ltd.	15,076
6,258	Challenger, Ltd.	43,327
602	Clal Insurance Enterprises Holdings, Ltd.	46,204
3,139	Conduit Holdings, Ltd.	19,653
1,079	Credito Emiliano SpA	20,971
4,000	Daishi Hokuetsu Financial Group, Inc.	52,400
86	EFG International AG	1,726
387	Erste Group Bank AG	51,780
301	FIBI Holdings, Ltd.	26,986
602	First International Bank of Israel, Ltd.	42,664
4,171	Foresight Group Holdings, Ltd.	24,233
800	Fuyo General Lease Co., Ltd.	20,763
473	Georgia Capital plc [a]	26,226
600	GMO Payment Gateway, Inc.	34,245
7,100	Hachijuni Nagano Bank, Ltd.	104,298
6,624	Helia Group, Ltd.	25,407
1,462	Hiscox, Ltd.	35,818
1,419	Hoist Finance AB [b]	26,152
3,600	Hyakugo Bank, Ltd.	43,817
4,800	Hyakujushi Bank, Ltd.	75,427
1,963	ICG plc	43,979
9,109	IG Group Holdings plc	219,662
1,432	Industrivarden AB Class A	80,267
10,327	Investec plc	82,258
6,400	Japan Exchange Group, Inc.	80,495
4,300	Japan Post Insurance Co., Ltd.	40,370
6,579	Jupiter Fund Management plc	14,277
9,200	Juroku Financial Group, Inc.	131,950
4,800	Keiyo Bank, Ltd.	73,124
5,633	Kinnevik AB Class B [a]	30,209
454	Lion Finance Group plc	68,230
3,569	Magellan Financial Group, Ltd.	23,944
31,978	Man Group plc	123,943
1,800	Marui Group Co., Ltd.	31,711
5,600	Matsui Securities Co., Ltd.	33,098
1,300	Mebuki Financial Group, Inc.	11,289
602	Meitav Investment House, Ltd.	26,157
5,461	Migdal Insurance & Financial Holdings, Ltd. [a]	30,389
4,300	Mitsubishi HC Capital, Inc.	34,750
8,362	Molten Ventures plc [a]	64,388
Shares	Common Stocks 98.1%	Value
Financials 15.4% – continued
8,600	Nanto Bank, Ltd.	$93,249
258	NN Group NV	22,599
1,677	Norion Bank AB [a]	10,498
4,300	North Pacific Bank, Ltd.	29,461
1,500	Ogaki Kyoritsu Bank, Ltd.	66,976
4,000	Oita Bank, Ltd.	59,288
7,024	OSB Group plc	48,355
3,569	Paragon Banking Group plc	36,334
811	Plus500, Ltd.	51,485
4,447	Polar Capital Holdings plc	52,558
3,242	QBE Insurance Group, Ltd.	56,541
860	Rathbones Group plc	18,275
4,300	San-In Godo Bank, Ltd.	60,271
1,830	SCOR SE	66,367
2,600	Senshu Ikeda Holdings, Inc.	15,639
11,584	Shawbrook Group plc [a],[b]	50,015
2,900	Shizuoka Financial Group, Inc.	53,953
3,900	Singapore Exchange, Ltd.	72,589
27,400	Sony Financial Group, Inc.	24,081
1,884	SpareBank 1 SMN	35,782
1,419	St. James's Place plc	22,803
3,483	Standard Life plc	38,485
3,565	Storebrand ASA	66,917
430	TBC Bank Group plc	25,279
8,600	Toho Bank, Ltd.	41,044
25,800	Tokai Tokyo Financial Holdings, Inc.	119,642
28,932	TP ICAP Group plc	129,867
2,695	Unipol Assicurazioni SpA	75,166
990	Van Lanschot Kempen NV	75,167
99	Wendel SE	9,304
	Total	3,782,917
Health Care 5.4%
6,192	4DMedical, Ltd. [a]	19,420
1,293	ALK-Abello AS	48,268
3,285	Ambea AB [b]	50,649
2,250	Ansell, Ltd.	49,444
14,276	Arjo AB Class B	36,189
7,023	Attendo AB [b]	88,871
1,466	Bavarian Nordic AS [a]	40,944
1,032	BioArctic AB [b]	35,037
628	Chemometec AS	34,771
3,096	Convatec Group plc [b]	8,829
3,972	Emeis SA [a]	63,765
774	Fagron	21,313
406	Galenica AG [b]	42,359
757	Gubra AS	37,239
5,590	H Lundbeck AS	36,300
400	Haw Par Corp., Ltd.	4,904
1,161	Hikma Pharmaceuticals plc	23,408
387	Ipsen SA	74,641
700	JMDC, Inc.	12,386
2,600	Kaken Pharmaceutical Co., Ltd.	61,484
2,100	Kissei Pharmaceutical Co., Ltd.	52,825
86	Laboratorios Farmaceuticos Rovi SA	5,685
1,093	Lakefront Biotherapeutics NV [a]	32,745
1,700	Medipal Holdings Corp.	27,414
4,400	Ono Pharmaceutical Co., Ltd.	64,622
301	Orion OYJ Class B	24,745
301	Pharma Mar SA [a]	25,949
860	Pharvaris NV [a]	29,739
817	PolyPeptide Group AG [a],[b]	47,574
1,161	Ramsay Health Care, Ltd.	35,352
15,652	Ryman Healthcare, Ltd. [a]	20,090
2,100	Ship Healthcare Holdings, Inc.	27,975
1,800	Suzuken Co., Ltd.	54,644
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent International Small Cap ETF

Schedule of Investments as of June 30, 2026(unaudited)
Shares	Common Stocks 98.1%	Value
Health Care 5.4% – continued
1,400	Toho Holdings Co., Ltd.	$33,623
1,419	Zealand Pharma AS [a]	62,819
	Total	1,336,022
Industrials 26.3%
793	Accelleron Industries AG	81,459
422	Ackermans & van Haaren NV	137,806
2,405	Adecco Group AG	44,350
574	AerCap Holdings NV	83,678
600	AGC, Inc.	25,702
2,107	Air France-KLM [a]	32,910
3,500	ALSOK Co., Ltd.	22,990
3,655	Ariston Holding NV	14,993
63,619	Aurizon Holdings, Ltd.	184,115
5,289	Austal, Ltd. [a]	14,830
38,052	AutoStore Holdings, Ltd. [a],[b]	47,553
18,369	Balfour Beatty plc	211,371
1,352	Befesa SA [b]	46,112
731	Bouygues SA	40,768
300	Central Glass Co., Ltd.	8,155
129	Cewe Stiftung & Co. KGaA	13,428
4,300	Chiyoda Corp. [a]	17,719
1,700	Chudenko Corp.	56,564
1,000	CK Hutchison Holdings, Ltd.	8,447
215	Clarkson plc	11,881
77,900	ComfortDelGro Corp., Ltd.	80,685
2,100	COMSYS Holdings Corp.	70,403
1,617	Construcciones y Auxiliar de Ferrocarriles SA	117,322
16,025	CTT-Correios de Portugal SA	105,924
86	D/S Norden AS	3,613
1,900	Dai Nippon Printing Co., Ltd.	34,554
86	Deme Group NV	17,196
473	Deutsche Lufthansa AG	5,410
1,634	Deutz AG	16,327
1,082	Diploma plc	102,331
129	DKSH Holding AG	9,930
16,837	Downer EDI, Ltd.	93,840
989	Duerr AG	20,024
43	Eiffage SA	6,343
1,391	Elis SA	43,072
26,000	Envision Greenwise Holdings, Ltd. [a]	20,123
387	FLSmidth & Co. AS	28,278
300	Fujikura, Ltd.	11,510
1,400	Furukawa Co., Ltd.	30,481
1,400	Furukawa Electric Co., Ltd.	40,727
1,800	Glory, Ltd.	43,274
2,300	Hanwa Co., Ltd.	23,963
4,300	Hazama Ando Corp.	47,457
215	Hilan, Ltd.	13,864
17,600	Hong Leong Asia, Ltd.	37,547
4,748	Howden Joinery Group plc	52,746
185	Huber & Suhner AG	51,058
3,634	IMI plc	142,874
1,500	Inabata & Co., Ltd.	35,794
1,032	Indus Holding AG	30,481
1,700	INFRONEER Holdings, Inc.	27,984
5,805	International Consolidated Airlines Group SA Class DI	36,759
41,791	Intrum AB [a]	14,404
2,789	ISS AS	114,090
300	Japan Airlines Co., Ltd.	5,258
4,300	Japan Pulp & Paper Co., Ltd.	28,244
100	Jardine Matheson Holdings, Ltd.	6,150
800	JGC Holdings Corp.	12,323
20,425	Johnson Service Group plc	44,649
Shares	Common Stocks 98.1%	Value
Industrials 26.3% – continued
500	Kajima Corp.	$18,057
860	Kalmar OYJ Class B	37,753
1,600	Kamigumi Co., Ltd.	50,078
200	Kanamoto Co., Ltd.	6,532
500	Kawasaki Kisen Kaisha, Ltd.	7,642
2,662	Keller Group plc	93,713
22,380	Kier Group plc	64,775
1,083	KION Group AG	47,975
731	Konecranes OYJ	22,451
11,852	Koninklijke BAM Groep NV	166,161
489	Koninklijke Heijmans NV	63,695
594	Krones AG	76,151
1,800	Kumagai Gumi Co., Ltd.	15,820
1,055	Logista Integral SA	40,672
1,273	Loomis AB	62,387
4,242	Maire SpA	69,408
129	MBB SE	25,470
2,500	MEITEC Group Holdings, Inc.	47,772
430	Mersen SA	20,468
1,620	Mildef Group AB	30,850
300	Minebea Mitsumi, Inc.	8,775
4,300	Mirait One Corp.	101,923
8,400	Mitsubishi Logistics Corp.	79,740
1,479	Morgan Sindall Group plc	96,443
700	Nachi-Fujikoshi Corp.	25,530
1,899	NCC AB Class B	37,348
388	Nexans SA	64,416
2,100	NGK Corp.	97,280
2,000	Nippon Express Holdings, Inc.	62,044
2,600	Nippon Yusen KK	83,407
200	Nitta Corp.	7,257
543	NKT AS [a]	81,014
258	Nordex SE [a]	13,619
23,027	NRW Holdings, Ltd.	118,614
8,600	NSK, Ltd.	60,085
500	Okumura Corp.	17,282
700	OSG Corp.	15,636
4,746	Peab AB Class B	44,590
4,300	Penta-Ocean Construction Co., Ltd.	44,919
475	Per Aarsleff Holding AS	53,515
1,010	Porr AG	51,066
4,600	PowerX, Inc. [a]	53,187
2,300	Raito Kogyo Co., Ltd.	57,572
2,322	Renew Holdings plc	27,289
10,498	Rotork plc	41,135
20,540	Sacyr SA	109,741
2,800	Sanki Engineering Co., Ltd.	51,008
200	Secom Co., Ltd.	7,941
700	Sekisui Chemical Co., Ltd.	11,157
200	Senshu Electric Co., Ltd.	8,647
3,600	Shimizu Corp.	56,448
1,900	Shinmaywa Industries, Ltd.	23,429
1,500	Shinnihon Corp.	19,041
1,600	SHO-BOND Holdings Co., Ltd.	12,291
4,859	SmartGroup Corp., Ltd.	43,027
3,700	Sojitz Corp.	117,671
928	SPIE SA	53,441
9,159	SRG Global, Ltd.	25,238
200	Sumitomo Heavy Industries, Ltd.	6,222
100	SWCC Corp.	8,284
100	Taisei Corp.	8,764
3,000	Takamatsu Construction Group Co., Ltd.	66,238
400	THK Co., Ltd.	18,013
1,600	Timee, Inc. [a]	14,977
6,900	Tokyu Construction Co., Ltd.	49,736
4,300	TOPPAN Holdings, Inc.	135,007
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent International Small Cap ETF

Schedule of Investments as of June 30, 2026(unaudited)
Shares	Common Stocks 98.1%	Value
Industrials 26.3% – continued
400	Totetsu Kogyo Co., Ltd.	$10,369
7,200	Tsubakimoto Chain Co.	113,096
22,810	Ventia Services Group Pty., Ltd.	97,756
13,201	Virgin Australia Holdings, Ltd. [a]	28,059
4,988	Volex plc	37,250
258	Wilh Wilhelmsen Holding ASA Class A	17,906
3,655	Worley, Ltd.	27,988
5,100	Yamazen Corp.	52,727
1,400	Yangzijiang Shipbuilding Holdings, Ltd.	3,701
6,500	Yokogawa Bridge Holdings Corp.	113,534
1,400	Yuasa Co., Ltd.	45,549
6,629	Zigup plc	39,920
	Total	6,477,535
Information Technology 13.4%
200	Advantest Corp.	39,780
780	AIXTRON SE	46,896
400	Alps Alpine Co., Ltd.	5,031
400	Amano Corp.	8,955
1,728	ams-OSRAM AG [a]	37,319
4,300	Argo Graphics, Inc.	32,000
1,500	ASMPT, Ltd.	45,672
1,333	Atea ASA	23,270
1,247	Barco NV	11,954
1,800	BIPROGY, Inc.	47,260
2,236	Bitdeer Technologies Group Class A [a]	35,485
432	Camtek, Ltd. [a]	68,229
2,300	Canon Marketing Japan, Inc.	48,689
3,269	Codan, Ltd.	99,902
48,000	Comba Telecom Systems Holdings, Ltd.	5,998
552	Computacenter plc	31,294
1,500	Daiwabo Holdings Co., Ltd.	31,818
300	Dexerials Corp.	7,849
4,343	Dicker Data, Ltd.	37,827
100	Disco Corp.	49,977
10,000	DTS Corp.	61,503
3,500	Eizo Corp.	53,556
253	Elmos Semiconductor SE	52,150
209	Formula Systems 1985, Ltd.	21,765
200	Furuno Electric Co., Ltd.	6,999
7,310	GB Group plc	19,141
713	Halma plc	37,206
2,800	Hosiden Corp.	46,444
300	Ibiden Co., Ltd.	43,940
2,103	Ituran Location & Control, Ltd.	128,304
1,733	Jenoptik AG	92,947
1,700	Kaga Electronics Co., Ltd.	43,965
2,600	Kokusai Electric Corp.	173,579
86	Logitech International SA	8,061
1,700	Macnica Holdings, Inc.	32,872
344	Macquarie Technology Group, Ltd. [a]	16,700
100	Meiko Electronics Co., Ltd.	19,066
617	Monday.com, Ltd. [a]	44,665
473	Nagarro SE	40,372
3,268	NCAB Group AB	28,311
2,666	NEXTDC, Ltd. [a]	26,912
129	Nice, Ltd. [a]	11,600
1,400	Nichicon Corp.	35,733
200	Nippon Electric Glass Co., Ltd.	8,053
860	Nordic Semiconductor ASA [a]	15,830
1,600	NSD Co., Ltd.	24,257
500	OBIC Business Consultants Co., Ltd.	18,703
3,482	Octave Intelligence plc [a]SDR	56,164
2,600	Oki Electric Industry Co., Ltd.	55,887
1,700	Omron Corp.	60,641
2,016	One Software Technologies, Ltd.	38,486
Shares	Common Stocks 98.1%	Value
Information Technology 13.4% – continued
200	Oracle Corp. Japan	$10,209
1,184	Oxford Instruments plc	47,869
1,598	QT Group OYJ [a]	42,287
3,655	Raspberry PI Holdings plc [a]	39,901
516	Renishaw plc	35,044
86	Reply SpA	8,986
5,900	Ricoh Co., Ltd.	51,019
6,966	Riskified, Ltd. Class A [a]	35,109
1,900	Rorze Corp.	56,558
500	Ryoyo Ryosan Holdings, Inc.	8,254
400	SCREEN Holdings Co., Ltd.	43,802
12,900	Seiko Epson Corp.	213,975
190	Sesa SpA	19,484
3,500	Shimadzu Corp.	88,601
318	Siltronic AG [a]	29,613
20,771	Sinch AB [a],[b]	81,273
1,800	Socionext, Inc.	28,246
2,800	SUMCO Corp.	69,382
4,400	Systena Corp.	10,716
500	Taiyo Yuden Co., Ltd.	61,964
903	Technology One, Ltd.	18,424
622	Temenos AG	50,884
1,300	TIS, Inc.	25,321
100	Tokyo Seimitsu Co., Ltd.	12,380
600	Towa Corp.	12,325
4,300	Venture Corp., Ltd.	56,868
46,000	VSTECS Holdings, Ltd.	51,790
5,000	VTech Holdings, Ltd.	32,801
	Total	3,282,102
Materials 9.9%
1,300	ADEKA Corp.	33,548
400	Air Water, Inc.	6,807
19,823	Alkane Resources, Ltd. [a]	18,803
86	Alzchem Group AG	17,059
1,400	Artience Co., Ltd.	37,154
836	Bekaert SA	37,301
2,231	BlueScope Steel, Ltd.	49,227
559	Buzzi SpA	28,608
7,912	Champion Iron, Ltd.	21,473
2,559	Corbion NV	58,888
7,009	Deterra Royalties, Ltd.	22,808
38,616	Dyno Nobel, Ltd.	104,804
9,116	Elkem ASA [a],[b]	29,452
215	Endeavour Mining plc	10,563
2,494	Genesis Minerals, Ltd. [a]	8,996
2,347	Granges AB	41,536
9,764	Greatland Resources, Ltd. [a]	77,403
1,290	Huhtamaki OYJ	38,736
300	Ise Chemicals Corp.	8,220
43	Israel Corp., Ltd.	10,995
129	Johnson Matthey plc	3,237
1,900	JX Advanced Metals Corp.	51,393
1,462	Kemira OYJ	27,413
1,600	Kobe Steel, Ltd.	18,426
2,500	Kureha Corp.	59,273
448	Lenzing AG [a]	12,413
2,300	Lintec Corp.	100,292
27,004	Liontown, Ltd. [a]	31,503
3,000	Maruichi Steel Tube, Ltd.	34,614
2,432	Mineral Resources, Ltd. [a]	104,513
4,300	Mitsubishi Chemical Group Corp.	29,844
1,800	Mitsubishi Materials Corp.	47,769
3,600	Mitsui Chemicals, Inc.	47,227
100	Mitsui Kinzoku Co., Ltd.	26,169
44,204	Nickel Industries, Ltd. [a]	29,074
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent International Small Cap ETF

Schedule of Investments as of June 30, 2026(unaudited)
Shares	Common Stocks 98.1%	Value
Materials 9.9% – continued
4,900	Nippon Shokubai Co., Ltd.	$62,789
2,500	Nippon Steel Corp.	8,243
200	Nissan Chemical Corp.	10,422
10,408	Nufarm, Ltd. [a]	19,528
4,300	Oji Holdings Corp.	21,035
7,477	Orica, Ltd.	122,584
43,668	Perenti, Ltd.	68,025
15,884	Perseus Mining, Ltd.	52,787
25,592	PLS Group, Ltd. [a]	88,947
19,973	Regis Resources, Ltd.	83,385
53,578	Resolute Mining, Ltd. [a]	35,055
300	Resonac Holdings Corp.	32,658
1,763	Sandfire Resources, Ltd. [a]	23,424
2,300	Sanyo Chemical Industries, Ltd.	69,030
4,859	South32, Ltd.	13,120
2,881	SSAB AB Class B	26,616
21,285	Stanmore Resources, Ltd.	34,336
400	Sumitomo Bakelite Co., Ltd.	18,338
10,600	Sumitomo Chemical Co., Ltd.	33,476
500	T Hasegawa Co., Ltd.	9,810
3,000	Toagosei Co., Ltd.	32,114
600	Tokyo Steel Manufacturing Co., Ltd.	6,218
2,600	Toyo Seikan Group Holdings, Ltd.	65,290
2,860	Umicore SA	66,141
172	Vicat SACA	12,479
1,866	voestalpine AG	87,075
10,700	Westgold Resources, Ltd.	34,818
430	Wienerberger AG	11,104
172	Yara International ASA	7,566
	Total	2,441,954
Real Estate 6.8%
387	Aedifica SA	31,218
43	AEON REIT Investment Corp.	32,529
25,800	AIMS APAC REIT	31,907
1,892	Airport City, Ltd. [a]	33,951
258	ARGAN SA	17,805
499	Argo Properties NV [a]	22,386
26,488	Aroundtown SA [a]	70,276
2,967	Big Yellow Group plc	35,519
12,640	British Land Co. plc	69,346
25,800	CapitaLand China Trust	12,962
15,394	Charter Hall Retail REIT	41,780
1,500	CK Asset Holdings, Ltd.	8,450
500	Daito Trust Construction Co., Ltd.	9,545
27	Daiwa House REIT Investment Corp.	20,010
10,228	Dexus	38,239
17,501	Dexus Industria REIT	29,444
7,910	Dios Fastigheter AB	52,332
903	Eurocommercial Properties NV	28,167
23,000	Fortune Real Estate Investment Trust	12,903
4,300	Frasers Centrepoint Trust	7,512
3,311	G City, Ltd.	12,395
15	Global One Real Estate Investment Corp.	10,074
7,267	GPT Group	24,553
20,000	Hang Lung Properties, Ltd.	17,570
41,882	HomeCo Daily Needs REIT	37,116
1,300	Hulic Co., Ltd.	13,568
19,000	Hysan Development Co., Ltd.	40,021
43	Isras Holdings, Ltd.	5,094
21	Japan Metropolitan Fund Invest	14,478
64	KDX Realty Investment Corp.	60,971
258	Klepierre SA	10,783
602	LEG Immobilien SE	38,003
60,200	Lendlease Global Commercial REIT	26,523
3,511	Mercialys SA	47,017
Shares	Common Stocks 98.1%	Value
Real Estate 6.8% – continued
11,131	Mivne Real Estate KD, Ltd.	$48,626
45,000	New World Development Co., Ltd. [a]	36,320
14,900	Nomura Real Estate Holdings, Inc.	85,536
17	Nomura Real Estate Master Fund, Inc.	15,871
27,211	Region Group	43,896
17,200	Sasseur Real Estate Investment Trust	9,040
20	SOSiLA Logistics REIT, Inc.	13,949
43	Star Asia Investment Corp.	14,545
600	Tokyo Tatemono Co., Ltd.	12,163
700	Tokyu Fudosan Holdings Corp.	5,582
10,535	Tritax Big Box REIT plc	22,554
738	Unibail-Rodamco-Westfield [a]	86,390
12,100	UOL Group, Ltd.	89,037
44,078	Waypoint REIT, Ltd.	74,157
5,415	Wereldhave NV	123,125
34,400	Yanlord Land Group, Ltd.	16,618
	Total	1,661,856
Utilities 1.9%
1,849	Drax Group plc	18,615
8,471	EDP SA	44,339
1,500	Electric Power Development Co., Ltd. Class C	33,783
6,907	Energix-Renewable Energies, Ltd.	60,648
11,458	Italgas SpA	132,687
1,340	Kenon Holdings, Ltd.	90,644
5,805	Meshek Energy Renewable Energies, Ltd. [a]	24,091
688	OPC Energy, Ltd. [a]	21,386
10,100	Tokyo Electric Power Co. Holdings, Inc. [a]	28,655
1,014	Voltalia SA [a]	8,504
	Total	463,352
	Total Common Stock (Cost $24,563,561)	24,109,193

Shares	Preferred Stocks 0.3%	Value
Consumer Discretionary 0.1%
688	Porsche Automobil Holding SE [c]	21,194
	Total	21,194
Health Care 0.2%
481	Draegerwerk AG & Co. KGaA [c]	45,341
	Total	45,341
Industrials 0.0%*
559	Jungheinrich AG [c]	14,754
	Total	14,754
	Total Preferred Stocks (Cost $86,426)	81,289

Shares or Principal Amount	Short-Term Investments 0.8%	Value
	Federal Home Loan Bank Discount Notes,
100,000	3.74%, 9/18/2026 [d],[e]	99,181
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent International Small Cap ETF

Schedule of Investments as of June 30, 2026(unaudited)
Shares or Principal Amount	Short-Term Investments 0.8%	Value
	State Street Institutional U.S. Government Money Market Fund - Premier Class,
106,214	3.58% [e]	$106,214
	Total Short-Term Investments (Cost $205,405)	205,395
	Total Investments (Cost $24,855,392) 99.2%	24,395,877
	Other Assets and Liabilities, Net 0.8%	187,975
	Total Net Assets 100.0%	$24,583,852

*	Amount is less than 0.05% of net assets.

a	Non-income producing security.
b
Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $1,098,658 or 4.5% of total net assets.

c
Denotes variable rate securities. The rate shown is as of June 30,
2026. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description.
The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

d	All or a portion of the security is held on deposit with counterparty and pledged as the initial margin deposit for open futures contracts.
e	The interest rate shown reflects the yield.

Definitions:
plc	–	Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing the Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communication Services	$680,189	$680,189	$—	$—
Consumer Discretionary	2,441,366	2,441,366	—	—
Consumer Staples	824,490	824,490	—	—
Energy	717,410	717,410	—	—
Financials	3,782,917	3,782,917	—	—
Health Care	1,336,022	1,336,022	—	—
Industrials	6,477,535	6,477,535	—	—
Information Technology	3,282,102	3,282,102	—	—
Materials	2,441,954	2,441,954	—	—
Real Estate	1,661,856	1,661,856	—	—
Utilities	463,352	463,352	—	—
Preferred Stocks
Industrials	14,754	14,754	—	—
Consumer Discretionary	21,194	21,194	—	—
Health Care	45,341	45,341	—	—
Short-Term Investments	205,395	106,214	99,181	—
Total Investments at Value	$24,395,877	$24,296,696	$99,181	$—
The following table is a summary of the inputs used, as of June 30, 2026, in valuing the Fund's other financial instrument assets carried at fair value.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	50	50	—	—
Total Liability Derivatives	$50	$50	$—	$—
The following table presents the Fund's futures contracts held as of June 30, 2026. Investments and/or cash totaling $99,181 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
ICE U.S. mini MSCI EAFE Index	2	September 2026	$314,580	$(50)
Total Futures Long Contracts			$314,580	$(50)
Total Futures Contracts			$314,580	$(50)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent International Small Cap ETF

Schedule of Investments as of June 30, 2026(unaudited)

Reference Description:
EAFE	–	Europe, Australasia and Far East
ICE	–	Intercontinental Exchange
MSCI	–	Morgan Stanley Capital International
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Mid Cap Value ETF

Schedule of Investments as of June 30, 2026(unaudited)

Shares	Common Stocks 98.6%	Value
Communication Services 2.5%
80,451	IMAX Corp. [a]	$3,206,777
42,082	Warner Bros Discovery, Inc. [a]	1,121,906
113,747	Warner Music Group Corp. Class A	3,079,131
	Total	7,407,814
Consumer Discretionary 8.3%
32,127	Best Buy Co., Inc.	2,437,797
15,397	DR Horton, Inc.	2,507,863
38,541	Gildan Activewear, Inc.	1,988,716
194,427	Levi Strauss & Co. Class A	4,827,622
26,180	LVMH Moet Hennessy Louis Vuitton SE ADR	2,895,508
142,076	Six Flags Entertainment Corp. [a]	3,026,219
11,562	Tapestry, Inc.	1,692,445
18,515	Wyndham Hotels & Resorts, Inc.	1,559,148
93,956	Yum China Holdings, Inc.	3,839,982
	Total	24,775,300
Consumer Staples 5.5%
35,688	Estee Lauder Cos., Inc. Class A	2,817,568
24,674	L'Oreal SA ADR	2,164,156
45,847	Mondelez International, Inc. Class A	2,651,790
55,658	Sysco Corp.	4,651,896
68,358	Unilever plc ADR	4,109,683
	Total	16,395,093
Energy 7.0%
97,439	Devon Energy Corp.	4,026,179
16,261	Diamondback Energy, Inc.	2,858,359
108,083	Enterprise Products Partners LP	3,973,131
32,249	Expand Energy Corp.	2,940,786
113,209	Halliburton Co.	3,843,446
81,975	Noble Corp. plc	3,057,668
	Total	20,699,569
Financials 16.1%
247,631	AGNC Investment Corp.	2,699,178
62,522	American International Group, Inc.	4,659,765
26,141	Capital One Financial Corp.	5,244,407
33,491	Intercontinental Exchange, Inc.	4,123,077
30,109	M&T Bank Corp.	7,166,243
40,512	Selective Insurance Group, Inc.	3,930,069
258,755	Simmons First National Corp. Class A	5,860,801
21,293	Texas Capital Bancshares, Inc.	2,198,715
98,743	U.S. Bancorp	5,964,077
34,934	Voya Financial, Inc.	3,162,575
17,739	Wintrust Financial Corp.	2,851,012
	Total	47,859,919
Health Care 7.8%
4,959	Humana, Inc.	1,969,814
13,466	ICON plc [a]	2,339,179
17,404	Johnson & Johnson	4,420,094
17,641	Labcorp Holdings, Inc.	4,939,480
16,537	STERIS plc	3,482,196
8,326	Thermo Fisher Scientific, Inc.	4,174,323
4,242	UnitedHealth Group, Inc.	1,763,103
	Total	23,088,189
Industrials 16.9%
12,307	Acuity, Inc.	4,635,555
17,333	AGCO Corp.	2,074,760
Shares	Common Stocks 98.6%	Value
Industrials 16.9% – continued
86,225	CSX Corp.	$4,098,274
35,628	Delta Air Lines, Inc.	3,336,918
52,557	Flowserve Corp.	3,897,627
87,104	Fluor Corp. [a]	4,563,379
23,177	Fortive Corp.	1,415,883
14,779	General Dynamics Corp.	5,235,313
48,524	Griffon Corp.	4,732,546
39,387	Hexcel Corp.	3,941,063
7,920	JB Hunt Transport Services, Inc.	2,292,286
23,966	Legence Corp. Class A [a]	2,042,622
39,989	MSC Industrial Direct Co., Inc. Class A	4,756,691
69,347	Werner Enterprises, Inc.	3,024,223
	Total	50,047,140
Information Technology 13.2%
6,953	Coherent Corp. [a]	2,742,750
20,628	Commvault Systems, Inc. [a]	2,923,606
8,474	Jabil, Inc.	3,266,557
65,922	Knowles Corp. [a]	2,734,445
17,927	MKS, Inc.	7,973,930
17,061	QUALCOMM, Inc.	3,152,702
64,006	Ralliant Corp.	4,712,762
8,512	Synopsys, Inc. [a]	3,796,948
15,062	TD SYNNEX Corp.	4,026,675
5,985	Western Digital Corp.	3,822,739
	Total	39,153,114
Materials 6.8%
49,444	Celanese Corp.	2,274,424
12,921	CF Industries Holdings, Inc.	1,398,828
50,615	Crown Holdings, Inc.	5,659,769
11,822	Nucor Corp.	2,633,351
37,701	PPG Industries, Inc.	4,572,754
54,774	West Fraser Timber Co., Ltd.	3,707,652
	Total	20,246,778
Real Estate 6.4%
24,664	AvalonBay Communities, Inc.	4,653,850
27,648	CBRE Group, Inc. Class A [a]	3,723,909
170,159	Healthcare Realty Trust, Inc.	3,432,107
147,080	Host Hotels & Resorts, Inc.	3,487,267
16,023	Simon Property Group, Inc.	3,583,544
	Total	18,880,677
Utilities 8.1%
49,403	Alliant Energy Corp.	3,768,955
14,906	Constellation Energy Corp.	3,702,203
26,217	DTE Energy Co.	3,994,684
26,528	Entergy Corp.	3,047,006
46,998	Evergy, Inc.	4,062,037
62,772	NiSource, Inc.	2,984,809
15,814	Vistra Corp.	2,508,575
	Total	24,068,269
	Total Common Stock (Cost $256,196,173)	292,621,862
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Mid Cap Value ETF

Schedule of Investments as of June 30, 2026(unaudited)

Shares or Principal Amount	Short-Term Investments 1.9%	Value
	State Street Institutional U.S. Government Money Market Fund - Premier Class,
5,623,036	3.58% [b]	$5,623,036
	Total Short-Term Investments (Cost $5,623,036)	5,623,036
	Total Investments (Cost $261,819,209) 100.5%	298,244,898
	Other Assets and Liabilities, Net (0.5%)	(1,522,622)
	Total Net Assets 100.0%	$296,722,276

a	Non-income producing security.
b	The interest rate shown reflects the yield.

Definitions:
ADR	–	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
plc	–	Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing the Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communication Services	$7,407,814	$7,407,814	$—	$—
Consumer Discretionary	24,775,300	24,775,300	—	—
Consumer Staples	16,395,093	16,395,093	—	—
Energy	20,699,569	20,699,569	—	—
Financials	47,859,919	47,859,919	—	—
Health Care	23,088,189	23,088,189	—	—
Industrials	50,047,140	50,047,140	—	—
Information Technology	39,153,114	39,153,114	—	—
Materials	20,246,778	20,246,778	—	—
Real Estate	18,880,677	18,880,677	—	—
Utilities	24,068,269	24,068,269	—	—
Short-Term Investments	5,623,036	5,623,036	—	—
Total Investments at Value	$298,244,898	$298,244,898	$—	$—
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Small Cap Value ETF

Schedule of Investments as of June 30, 2026(unaudited)

Shares	Common Stocks 97.0%	Value
Consumer Discretionary 15.2%
69,848	Advance Auto Parts, Inc.	$4,345,943
9,481	Asbury Automotive Group, Inc. [a]	1,906,439
14,702	Grand Canyon Education, Inc. [a]	2,104,003
130,918	Levi Strauss & Co. Class A	3,250,694
26,730	Meritage Homes Corp.	2,241,311
5,168	Murphy USA, Inc.	2,784,880
25,045	SharkNinja, Inc. [a]	3,813,602
28,805	Signet Jewelers, Ltd.	2,482,991
128,425	Six Flags Entertainment Corp. [a]	2,735,452
27,895	Wynn Resorts, Ltd.	2,708,326
	Total	28,373,641
Consumer Staples 3.7%
38,414	Cal-Maine Foods, Inc.	3,094,632
154,019	Primo Brands Corp.	3,764,224
	Total	6,858,856
Energy 4.7%
20,070	Gulfport Energy Corp. [a]	3,405,879
64,067	Matador Resources Co.	3,189,255
243,796	Patterson-UTI Energy, Inc.	2,238,048
	Total	8,833,182
Financials 21.1%
66,803	Ally Financial, Inc.	3,069,598
105,057	Atlantic Union Bankshares Corp.	4,444,962
48,141	Essent Group, Ltd.	3,094,503
6,636	Evercore, Inc. Class A	2,265,796
7,925	Houlihan Lokey, Inc.	1,062,980
167,437	Old National Bancorp	4,336,618
88,795	Old Republic International Corp.	3,633,491
33,371	Southstate Bank Corp.	3,333,763
35,463	UMB Financial Corp.	5,062,698
319,309	Valley National Bancorp	4,677,877
27,562	Wintrust Financial Corp.	4,429,765
	Total	39,412,051
Health Care 5.7%
210,555	Ardelyx, Inc. [a]	1,073,831
58,713	Avanos Medical, Inc. [a]	1,460,779
56,749	Bruker Corp.	3,415,155
111,035	Enovis Corp. [a]	2,298,424
29,561	Globus Medical, Inc. Class A [a]	2,335,615
	Total	10,583,804
Industrials 17.2%
20,309	AAR Corp. [a]	2,902,765
23,261	AGCO Corp.	2,784,342
126,717	Gates Industrial Corp. plc [a]	3,544,274
235,448	Hayward Holdings, Inc. [a]	4,075,605
21,610	Herc Holdings, Inc.	3,097,577
53,701	Korn Ferry	3,575,413
6,770	Moog, Inc. Class A	2,869,397
83,604	Schneider National, Inc. Class B	3,054,054
41,412	Terex Corp.	2,997,815
22,648	Timken Co.	3,291,207
	Total	32,192,449
Information Technology 10.2%
11,731	Bel Fuse, Inc. Class B	3,906,892
Shares	Common Stocks 97.0%	Value
Information Technology 10.2% – continued
80,648	Climb Global Solutions, Inc.	$1,871,840
63,363	Crane NXT Co.	3,241,651
9,613	MKS, Inc.	4,275,863
11,187	Plexus Corp. [a]	3,363,595
12,789	TTM Technologies, Inc. [a]	2,391,799
	Total	19,051,640
Materials 9.8%
19,275	AptarGroup, Inc.	2,413,230
68,114	Ashland, Inc.	4,488,031
108,827	Constellium SE [a]	3,468,317
71,489	Element Solutions, Inc.	3,413,600
27,287	Greif, Inc. Class A	2,032,609
52,296	Methanex Corp.	2,413,460
	Total	18,229,247
Real Estate 5.2%
30,827	Agree Realty Corp.	2,334,837
319,744	Cushman & Wakefield, Ltd. [a]	4,281,372
48,902	First Industrial Realty Trust, Inc.	2,998,182
	Total	9,614,391
Utilities 4.2%
55,680	Black Hills Corp.	4,142,592
48,004	Spire, Inc.	3,748,632
	Total	7,891,224
	Total Common Stock (Cost $140,938,494)	181,040,485

Shares	Exchange Traded Funds 1.3%	Value
3,717	iShares Semiconductor ETF	2,381,705
	Total Exchange-Traded Funds (Cost $2,250,518)	2,381,705

Shares or Principal Amount	Short-Term Investments 1.7%	Value
	State Street Institutional U.S. Government Money Market Fund - Premier Class,
3,154,207	3.58% [b]	3,154,207
	Total Short-Term Investments (Cost $3,154,207)	3,154,207
	Total Investments (Cost $146,343,219) 100.0%	186,576,397
	Other Assets and Liabilities, Net 0.0%*	76,897
	Total Net Assets 100.0%	$186,653,294

*	Amount is less than 0.05% of net assets.

a	Non-income producing security.
b	The interest rate shown reflects the yield.

Definitions:
ETF	–	Exchange Traded Fund
plc	–	Public Limited Company
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Small Cap Value ETF

Schedule of Investments as of June 30, 2026(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing the Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	$28,373,641	$28,373,641	$—	$—
Consumer Staples	6,858,856	6,858,856	—	—
Energy	8,833,182	8,833,182	—	—
Financials	39,412,051	39,412,051	—	—
Health Care	10,583,804	10,583,804	—	—
Industrials	32,192,449	32,192,449	—	—
Information Technology	19,051,640	19,051,640	—	—
Materials	18,229,247	18,229,247	—	—
Real Estate	9,614,391	9,614,391	—	—
Utilities	7,891,224	7,891,224	—	—
Exchange-Traded Funds
Exchange Traded Funds	2,381,705	2,381,705	—	—
Short-Term Investments	3,154,207	3,154,207	—	—
Total Investments at Value	$186,576,397	$186,576,397	$—	$—
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Small-Mid Cap Equity ETF

Schedule of Investments as of June 30, 2026(unaudited)

Shares	Common Stocks 99.9%	Value
Communication Services 0.7%
784,719	NIQ Global Intelligence plc [a]	$7,337,123
	Total	7,337,123
Consumer Discretionary 14.1%
76,596	Advance Auto Parts, Inc.	4,765,803
24,069	AutoNation, Inc. [a]	4,471,780
2,492	AutoZone, Inc. [a]	7,964,283
31,273	Burlington Stores, Inc. [a]	9,907,286
100,886	Champion Homes, Inc. [a]	8,890,074
70,141	Installed Building Products, Inc.	16,121,207
194,545	Patrick Industries, Inc.	17,466,250
204,905	SharkNinja, Inc. [a]	31,200,884
133,172	Somnigroup International, Inc.	10,440,685
310,967	Universal Technical Institute, Inc. [a]	13,300,059
227,599	Viking Holdings, Ltd. [a]	23,822,787
	Total	148,351,098
Consumer Staples 3.7%
21,874	Casey's General Stores, Inc.	17,385,237
256,903	Turning Point Brands, Inc.	21,787,943
	Total	39,173,180
Financials 9.7%
136,840	Enova International, Inc. [a]	32,941,493
87,198	Federal Agricultural Mortgage Corp. Class C	17,375,946
74,611	Marex Group plc	4,547,540
316,076	OneMain Holdings, Inc.	19,271,154
118,145	Robinhood Markets, Inc. Class A [a]	11,847,581
207,878	Triumph Financial, Inc. [a]	15,863,170
	Total	101,846,884
Health Care 9.3%
588,214	Avanos Medical, Inc. [a]	14,634,764
403,629	Elanco Animal Health, Inc. [a]	9,933,310
101,992	GeneDx Holdings Corp. [a]	7,001,751
89,022	ICON plc [a]	15,464,011
43,523	Labcorp Holdings, Inc.	12,186,440
455,235	Option Care Health, Inc. [a]	9,546,278
245,328	Royalty Pharma plc Class A	13,755,541
140,652	Twist Bioscience Corp. [a]	14,470,278
	Total	96,992,373
Industrials 32.1%
66,350	Advanced Drainage Systems, Inc.	10,414,296
77,194	Arcosa, Inc.	11,215,516
298,123	CECO Environmental Corp. [a]	27,051,681
269,575	Core & Main, Inc. Class A [a]	13,006,994
125,238	Federal Signal Corp.	16,091,831
75,398	FTAI Aviation, Ltd.	20,397,421
20,080	Griffon Corp.	1,958,402
79,854	Herc Holdings, Inc.	11,446,272
21,634	IES Holdings, Inc. [a]	15,893,634
287,366	Limbach Holdings, Inc. [a]	22,127,182
1,013,342	LSI Industries, Inc.	26,934,630
102,235	Modine Manufacturing Co. [a]	27,298,790
1,092,440	NPK International, Inc. [a]	17,380,720
116,868	nVent Electric plc	19,821,982
19,895	Quanta Services, Inc.	14,325,196
57,065	Regal Rexnord Corp.	13,592,312
81,809	Ryder System, Inc.	21,578,760
Shares	Common Stocks 99.9%	Value
Industrials 32.1% – continued
26,314	Saia, Inc. [a]	$11,082,404
50,452	Standex International Corp.	18,045,167
88,655	Terex Corp.	6,417,736
123,245	Transcat, Inc. [a]	11,433,439
	Total	337,514,365
Information Technology 21.9%
85,570	Akamai Technologies, Inc. [a]	10,115,230
98,867	Bel Fuse, Inc. Class B	32,926,666
103,696	BK Technologies Corp. [a]	8,915,782
52,096	Celestica, Inc. [a]	19,004,621
524,379	Climb Global Solutions, Inc.	12,170,837
58,583	Coherent Corp. [a]	23,109,236
203,297	Cohu, Inc. [a]	15,025,681
752,873	Daktronics, Inc. [a]	14,726,196
1,161,554	GPGI, Inc.	18,410,631
55,587	InterDigital, Inc.	15,738,347
59,538	Littelfuse, Inc.	27,109,437
28,655	MKS, Inc.	12,745,744
268,446	Penguin Solutions, Inc. [a]	20,404,580
	Total	230,402,988
Materials 6.2%
504,737	Element Solutions, Inc.	24,101,192
515,697	James Hardie Industries plc [a]	13,500,947
43,433	Materion Corp.	12,916,540
61,794	Steel Dynamics, Inc.	14,179,251
	Total	64,697,930
Utilities 2.2%
256,013	NiSource, Inc.	12,173,418
28,707	Talen Energy Corp. [a]	11,030,952
	Total	23,204,370
	Total Common Stock (Cost $770,905,546)	1,049,520,311

Shares or Principal Amount	Short-Term Investments 0.1%	Value
	State Street Institutional U.S. Government Money Market Fund - Premier Class,
1,439,587	3.58% [b]	1,439,587
	Total Short-Term Investments (Cost $1,439,587)	1,439,587
	Total Investments (Cost $772,345,133) 100.0%	1,050,959,898
	Other Assets and Liabilities, Net (0.0%)*	(381,912)
	Total Net Assets 100.0%	$1,050,577,986

*	Amount is less than 0.05% of net assets.

a	Non-income producing security.
b	The interest rate shown reflects the yield.

Definitions:
plc	–	Public Limited Company
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Small-Mid Cap Equity ETF

Schedule of Investments as of June 30, 2026(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing the Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communication Services	$7,337,123	$7,337,123	$—	$—
Consumer Discretionary	148,351,098	148,351,098	—	—
Consumer Staples	39,173,180	39,173,180	—	—
Financials	101,846,884	101,846,884	—	—
Health Care	96,992,373	96,992,373	—	—
Industrials	337,514,365	337,514,365	—	—
Information Technology	230,402,988	230,402,988	—	—
Materials	64,697,930	64,697,930	—	—
Utilities	23,204,370	23,204,370	—	—
Short-Term Investments	1,439,587	1,439,587	—	—
Total Investments at Value	$1,050,959,898	$1,050,959,898	$—	$—
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)

Principal Amount	Long-Term Fixed Income 99.8%	Value
Asset-Backed Securities 21.4%
	Affirm Asset Securitization Trust,
$197,034	4.45%, 10/15/2030, Series 2025- X2, Class A [a]	$197,177
474,507	4.27%, 4/15/2031, Series 2026-X1, Class A [a]	474,313
	Allegro CLO X, Ltd.,
250,000	(TSFR3M + 2.050%), 5.73%, 4/20/2032, Series 2019-1A, Class CRR [a],[b]	249,364
	Alloya Auto Receivables Trust,
350,000	4.69%, 12/26/2028, Series 2025- 1A, Class A3 [a]	350,052
	American Credit Acceptance Receivables Trust,
29,926	4.81%, 9/12/2028, Series 2025-2, Class A [a]	29,946
144,300	4.73%, 1/12/2029, Series 2025-3, Class A [a]	144,428
229,752	4.42%, 5/14/2029, Series 2025-4, Class A [a]	229,928
471,907	4.32%, 5/8/2030, Series 2026-2, Class A [a]	471,586
450,000	4.91%, 8/12/2031, Series 2024-4, Class C [a]	450,418
	American Heritage Auto Receivables Trust,
110,000	4.90%, 9/17/2029, Series 2024-1A, Class A3 [a]	110,296
	Annisa CLO, Ltd.,
106,487	(TSFR3M + 1.500%), 5.18%, 7/20/2031, Series 2016-2A, Class BRR [a],[b]	106,485
	Apex Credit CLO, Ltd.,
145,833	(TSFR3M + 1.000%), 4.66%, 10/22/2038, Series 2022-1A, Class XR [a],[b]	145,859
	Apidos CLO XXXIX, Ltd.,
416,667	(TSFR3M + 0.850%), 4.52%, 10/21/2038, Series 2022-39A, Class XR [a],[b]	416,561
	ARES LXXI CLO, Ltd.,
240,000	(TSFR3M + 1.700%), 5.38%, 4/20/2037, Series 2024-71A, Class A2 [a],[b]	240,103
	ARES XLIV CLO, Ltd.,
500,000	(TSFR3M + 1.130%), 4.80%, 4/15/2034, Series 2017-44A, Class A1RR [a],[b]	500,221
	Atlas Senior Loan Fund XV, Ltd.,
153,900	(TSFR3M + 1.220%), 4.89%, 10/23/2032, Series 2019-15A, Class A1R [a],[b]	153,954
	Atlas Senior Loan Fund XXVI, Ltd.,
189,474	(TSFR3M + 1.120%), 4.78%, 10/22/2038, Series 2025-26A, Class X [a],[b]	189,705
	AutoNation Finance Trust,
45,601	4.72%, 4/10/2028, Series 2025-1A, Class A2 [a]	45,623
	Avis Budget Rental Car Funding AESOP LLC,
166,667	1.63%, 8/20/2027, Series 2021-1A, Class B [a]	166,251
Principal Amount	Long-Term Fixed Income 99.8%	Value
Asset-Backed Securities 21.4% – continued
$508,333	1.38%, 8/20/2027, Series 2021-1A, Class A [a]	$507,003
500,000	1.66%, 2/20/2028, Series 2021-2A, Class A [a]	494,101
290,000	5.44%, 2/22/2028, Series 2023-3A, Class A [a]	291,257
	Bain Capital Credit CLO, Ltd.,
500,000	(TSFR3M + 1.060%), 4.73%, 7/24/2034, Series 2021-3A, Class AR [a],[b]	499,819
	Bardot CLO, Ltd.,
594,398	(TSFR3M + 0.980%), 4.64%, 10/22/2032, Series 2019-2A, Class ARR [a],[b]	594,446
	Barings Loan Partners CLO, Ltd. 3,
364,847	(TSFR3M + 0.950%), 4.63%, 7/20/2033, Series LP-3A, Class AR2 [a],[b]	364,632
	Battalion CLO XXI, Ltd.,
249,696	(TSFR3M + 1.150%), 4.82%, 7/15/2034, Series 2021-21A, Class AR [a],[b]	249,727
	Benefit Street Partners CLO XXIV, Ltd.,
400,000	(TSFR3M + 1.060%), 4.74%, 10/20/2034, Series 2021-24A, Class AR [a],[b]	400,000
	BHG Securitization Trust,
12,968	1.42%, 11/17/2033, Series 2021-A, Class A [a]	12,945
	BOF VII AL Funding Trust I,
554,085	6.29%, 7/26/2032, Series 2023- CAR3, Class A2 [a]	560,506
	Bridgecrest Lending Auto Securitization Trust,
191,820	4.73%, 2/15/2028, Series 2025-3, Class A2	191,895
262,998	4.35%, 6/15/2028, Series 2025-4, Class A2	263,097
	California Street CLO IX LP,
177,283	(TSFR3M + 1.362%), 5.04%, 7/16/2032, Series 2012-9A, Class AR3 [a],[b]	177,424
	Carlyle U.S. CLO, Ltd.,
260,414	(TSFR3M + 0.950%), 4.63%, 4/20/2031, Series 2019-1A, Class A1A2 [a],[b]	260,554
	CarVal CLO III, Ltd.,
192,083	(TSFR3M + 0.990%), 4.67%, 7/20/2032, Series 2019-2A, Class AR2 [a],[b]	191,954
	Carval CLO X-C, Ltd.,
250,000	(TSFR3M + 1.460%), 5.14%, 7/20/2037, Series 2024-2A, Class A [a],[b]	250,133
	Carvana Auto Receivables Trust,
6,881	1.03%, 6/10/2027, Series 2021-P3, Class A4	6,875
	CCG Receivables Trust,
166,478	4.48%, 10/14/2032, Series 2025-1, Class A2 [a]	166,626
	CoreVest American Finance Trust,
61,094	1.71%, 12/15/2052, Series 2020-4, Class B [a]	60,917
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.8%	Value
Asset-Backed Securities 21.4% – continued
	Corporate One Auto Receivables Trust,
$500,000	4.13%, 9/15/2028, Series 2026-1A, Class A2 [a]	$499,465
	CPS Auto Receivables Trust,
588,106	4.71%, 3/15/2029, Series 2025-C, Class A [a]	588,603
449,595	4.35%, 2/15/2030, Series 2026-B, Class A [a]	449,381
	Dell Equipment Finance Trust,
214,452	4.68%, 7/22/2027, Series 2025-1, Class A2 [a]	214,708
	Dryden 43 Senior Loan Fund,
625,000	(TSFR3M + 1.070%), 4.75%, 4/20/2034, Series 2016-43A, Class AR3 [a],[b]	625,293
	Dryden 55 CLO, Ltd.,
114,691	(TSFR3M + 1.282%), 4.95%, 4/15/2031, Series 2018-55A, Class A1 [a],[b]	114,746
	Dryden 80 CLO, Ltd.,
266,329	(TSFR3M + 0.950%), 4.63%, 1/17/2033, Series 2019-80A, Class ARR [a],[b]	266,124
	Enterprise Fleet Financing LLC,
48,176	5.23%, 3/20/2030, Series 2024-1, Class A2 [a]	48,356
	Exeter Automobile Receivables Trust,
102,399	4.53%, 3/15/2028, Series 2025-4A, Class A2	102,440
4,815	6.21%, 6/15/2028, Series 2023-3A, Class C	4,819
105,457	4.38%, 6/15/2028, Series 2025-5A, Class A2	105,507
78,441	5.57%, 9/15/2028, Series 2024-3A, Class B	78,513
500,000	4.36%, 12/15/2028, Series 2026- 3A, Class A2	499,622
919,264	5.41%, 5/15/2030, Series 2024-1A, Class C	923,015
	Exeter Select Automobile Receivables Trust,
333,163	4.24%, 5/15/2029, Series 2025-3, Class A2	332,835
500,000	4.37%, 10/15/2029, Series 2026-1, Class A2	499,473
	First Investors Auto Owner Trust,
60,000	6.44%, 10/16/2028, Series 2023- 1A, Class A [a]	60,189
361,090	4.31%, 12/15/2028, Series 2025- 1A, Class A2 [a]	361,180
500,000	4.31%, 7/16/2029, Series 2026-1A, Class A2 [a]	499,687
	FirstKey Homes Trust,
655,429	4.25%, 7/17/2038, Series 2022- SFR3, Class A [a]	654,215
779,234	1.54%, 8/17/2038, Series 2021- SFR1, Class A [a]	775,807
500,000	2.19%, 8/17/2038, Series 2021- SFR1, Class D [a]	497,711
750,000	1.79%, 8/17/2038, Series 2021- SFR1, Class B [a]	746,823
363,742	1.38%, 9/17/2038, Series 2021- SFR2, Class A [a]	361,122
Principal Amount	Long-Term Fixed Income 99.8%	Value
Asset-Backed Securities 21.4% – continued
$827,980	4.25%, 7/17/2039, Series 2022- SFR2, Class A [a]	$822,461
	Flagship Credit Auto Trust,
159,368	1.59%, 6/15/2027, Series 2021-2, Class D [a]	158,690
	Flatiron CLO 21, Ltd.,
250,000	(TSFR3M + 1.360%), 5.04%, 10/19/2037, Series 2021-1A, Class A1R [a],[b]	250,250
	Ford Credit Auto Owner Trust,
123,167	5.30%, 3/15/2028, Series 2022-D, Class A4	123,338
	Fortress Credit BSL VII, Ltd.,
84,243	(TSFR3M + 1.090%), 4.76%, 7/23/2032, Series 2019-1A, Class A1R [a],[b]	84,247
	FRTKL Group, Inc.,
1,090,000	1.57%, 9/17/2038, Series 2021- SFR1, Class A [a]	1,081,554
	GreenSky Home Improvement Issuer Trust,
12,080	5.12%, 3/25/2060, Series 2025-1A, Class A2 [a]	12,113
	Hertz Vehicle Financing III LLC,
240,000	6.15%, 3/25/2030, Series 2023-4A, Class A [a]	246,684
	Hertz Vehicle Financing III LP,
873,000	2.12%, 12/27/2027, Series 2021- 2A, Class B [a]	866,476
	Hilton Grand Vacations Trust,
13,778	5.75%, 9/15/2039, Series 2024-1B, Class A [a]	13,969
	Home Partners of America Trust,
622,560	2.30%, 12/17/2026, Series 2021-2, Class B [a]	614,296
	HPEFS Equipment Trust,
535,000	5.35%, 10/20/2031, Series 2024- 2A, Class B [a]	537,046
	Jamestown CLO XI, Ltd.,
845	(TSFR3M + 1.362%), 5.03%, 7/14/2031, Series 2018-11A, Class A1 [a],[b]	845
	JP Morgan Mortgage Trust,
819,402	5.92%, 6/25/2054, Series 2024- CES1, Class A1A [a],[c]	821,145
	KKR CLO 25, Ltd.,
500,000	(TSFR3M + 0.950%), 4.62%, 7/15/2034, Series 25, Class AR2 [a],[b]	499,636
	LCM 29, Ltd.,
17,614	(TSFR3M + 1.332%), 5.00%, 4/15/2031, Series 29A, Class AR [a],[b]	17,618
	LCM 31, Ltd.,
700,000	(TSFR3M + 1.280%), 4.96%, 7/20/2034, Series 31A, Class AR [a],[b]	700,045
	M&T Equipment Notes,
115,932	5.74%, 7/15/2030, Series 2023-1A, Class A3 [a]	116,160
	Madison Park Funding XXIV, Ltd.,
9,333	(TSFR3M + 1.550%), 5.23%, 10/20/2029, Series 2016-24A, Class BR2 [a],[b]	9,333
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.8%	Value
Asset-Backed Securities 21.4% – continued
	Magnetite XXX, Ltd.,
$757,000	(TSFR3M + 1.350%), 5.02%, 10/25/2037, Series 2021-30A, Class AR [a],[b]	$757,665
	Mountain View CLO LLC,
478,817	(TSFR3M + 0.880%), 4.55%, 4/14/2033, Series 2016-1A, Class AR3 [a],[b]	478,703
	Neuberger Berman Loan Advisers CLO 35, Ltd.,
230,717	(TSFR3M + 1.050%), 4.73%, 1/19/2033, Series 2019-35A, Class ARR [a],[b]	230,869
	Neuberger Berman Loan Advisers CLO 41, Ltd.,
275,000	(TSFR3M + 1.050%), 4.72%, 4/15/2034, Series 2021-41A, Class AR [a],[b]	275,096
	Northwoods Capital XII-B, Ltd.,
44,676	(TSFR3M + 1.190%), 4.85%, 6/15/2031, Series 2018-12BA, Class AR [a],[b]	44,679
	Northwoods Capital XVIII, Ltd.,
293,676	(TSFR3M + 1.362%), 5.00%, 5/20/2032, Series 2019-18A, Class AR [a],[b]	293,763
	OCCU Auto Receivables Trust,
188,938	4.82%, 4/17/2028, Series 2025-1A, Class A2 [a]	189,158
400,000	6.29%, 9/17/2029, Series 2023-1A, Class A4 [a]	403,702
	OneMain Financial Issuance Trust,
426,727	1.75%, 9/14/2035, Series 2020-2A, Class A [a]	421,993
	OZLM XXIV, Ltd.,
218,293	(TSFR3M + 1.422%), 5.10%, 7/20/2032, Series 2019-24A, Class A1AR [a],[b]	218,306
	Pagaya AI Debt Grantor Trust,
500,000	4.52%, 4/15/2027, Series 2026-2, Class A1 [a]	500,022
500,000	4.64%, 5/17/2027, Series 2026-3, Class A1 [a]	500,002
500,000	4.62%, 6/15/2027, Series 2026-4, Class A1 [a]	499,802
	Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust,
247,949	6.09%, 11/15/2031, Series 2024-6, Class A [a]	248,099
	Palmer Square CLO, Ltd.,
678,563	(TSFR3M + 0.850%), 4.48%, 4/16/2037, Series 2018-2A, Class XR [a],[b]	678,559
	Palmer Square Loan Funding, Ltd.,
464,183	(TSFR3M + 0.820%), 4.47%, 8/8/2032, Series 2024-3A, Class A1R [a],[b]	464,183
405,099	(TSFR3M + 0.820%), 4.49%, 10/15/2032, Series 2024-1A, Class A1R [a],[b]	404,795
459,585	(TSFR3M + 0.820%), 4.49%, 1/15/2033, Series 2024-2A, Class A1R [a],[b]	459,459
Principal Amount	Long-Term Fixed Income 99.8%	Value
Asset-Backed Securities 21.4% – continued
$250,000	(TSFR3M + 1.400%), 5.07%, 7/15/2033, Series 2025-2A, Class A2 [a],[b]	$250,037
500,000	(TSFR3M + 0.950%), 4.66%, 1/15/2034, Series 2025-3A, Class A1 [a],[b]	499,810
	Progress Residential Trust,
948,804	3.20%, 4/17/2039, Series 2022- SFR3, Class A [a]	935,940
	Rad CLO 14, Ltd.,
250,000	(TSFR3M + 1.432%), 5.10%, 1/15/2035, Series 2021-14A, Class A [a],[b]	250,135
	RCKT Mortgage Trust,
134,184	6.52%, 6/25/2043, Series 2023- CES1, Class A1A [a],[b]	133,799
	Regatta VII Funding, Ltd.,
500,000	(TSFR3M + 1.070%), 4.75%, 6/20/2034, Series 2016-1A, Class A1R3 [a],[b]	500,107
	RKTL Trust,
350,210	4.07%, 2/26/2035, Series 2026-1A, Class A [a]	349,458
	Rockford Tower CLO, Ltd.,
351,310	(TSFR3M + 1.130%), 4.77%, 8/20/2032, Series 2019-2A, Class AR2 [a],[b]	351,430
750,000	(TSFR3M + 1.090%), 4.77%, 1/20/2036, Series 2020-1A, Class A1RR [a],[b]	749,676
	Santander Bank Auto Credit-Linked Notes,
169,580	4.97%, 1/18/2033, Series 2024-B, Class B [a]	170,015
	Santander Drive Auto Receivables Trust,
322,810	4.28%, 1/15/2029, Series 2025-4, Class A2	322,706
	Shackleton CLO, Ltd.,
500,000	(TSFR3M + 1.200%), 4.88%, 7/20/2034, Series 2019-14A, Class A1RR [a],[b]	500,248
	SLM Private Credit Student Loan Trust,
54,433	(TSFR3M + 0.662%), 4.33%, 6/15/2033, Series 2004-A, Class A3 [b]	54,376
	SoFi Consumer Loan Program Trust,
204,863	4.47%, 8/15/2034, Series 2025-3, Class A [a]	204,902
1,000,000	4.46%, 6/25/2035, Series 2026-3, Class A [a]	1,000,099
297,862	4.24%, 8/25/2035, Series 2025-4, Class A [a]	297,497
461,430	4.27%, 3/25/2036, Series 2026-2, Class A [a]	460,815
	Sound Point CLO IX, Ltd.,
706,822	(TSFR3M + 1.472%), 5.15%, 7/20/2032, Series 2015-2A, Class ARRR [a],[b]	707,176
	Sound Point CLO XXII, Ltd.,
211,791	(TSFR3M + 1.030%), 4.71%, 1/20/2032, Series 2019-1A, Class ARR [a],[b]	211,779
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.8%	Value
Asset-Backed Securities 21.4% – continued
	Sound Point CLO XXV, Ltd.,
$427,566	(TSFR3M + 1.280%), 4.95%, 4/25/2033, Series 2019-4A, Class A1R [a],[b]	$427,766
	Symphony CLO XVI, Ltd.,
27,241	(TSFR3M + 1.200%), 4.87%, 10/15/2031, Series 2015-16A, Class ARR [a],[b]	27,243
	Symphony CLO XX, Ltd.,
125,162	(TSFR3M + 1.100%), 4.78%, 1/16/2032, Series 2018-20A, Class AR2 [a],[b]	125,316
	TCI-Symphony CLO, Ltd.,
144,433	(TSFR3M + 1.282%), 4.95%, 10/13/2032, Series 2016-1A, Class AR2 [a],[b]	144,445
	Tricon Residential Trust,
609,880	3.86%, 4/17/2039, Series 2022- SFR1, Class A [a]	604,706
245,595	(TSFR1M + 1.100%), 4.73%, 3/17/2042, Series 2025-SFR1, Class A [a],[b]	245,594
	Trinitas CLO XII, Ltd.,
666,621	(TSFR3M + 1.050%), 4.72%, 4/25/2033, Series 2020-12A, Class A1R2 [a],[b]	666,863
	TSTAT, Ltd.,
456,289	(TSFR3M + 0.940%), 4.62%, 1/20/2032, Series 2022-1A, Class AR3 [a],[b]	455,938
	Venture 37 CLO, Ltd.,
41,192	(TSFR3M + 1.250%), 4.92%, 7/15/2032, Series 2019-37A, Class A1RR [a],[b]	41,204
	Venture 41 CLO, Ltd.,
685,190	(TSFR3M + 1.130%), 4.81%, 1/20/2034, Series 2021-41A, Class A1RR [a],[b]	685,586
	Venture 42 CLO, Ltd.,
250,000	(TSFR3M + 1.392%), 5.06%, 4/15/2034, Series 2021-42A, Class A1A [a],[b]	250,095
	Venture XIX CLO, Ltd.,
84,190	(TSFR3M + 1.522%), 5.19%, 1/15/2032, Series 2014-19A, Class ARR [a],[b]	84,297
	Verdelite Static CLO, Ltd.,
795,197	(TSFR3M + 1.130%), 4.81%, 7/20/2032, Series 2024-1A, Class A [a],[b]	795,369
	Voya CLO, Ltd.,
133,443	(TSFR3M + 1.262%), 4.93%, 7/15/2031, Series 2018-2A, Class A1 [a],[b]	133,505
	Wellman Park CLO, Ltd.,
500,000	(TSFR3M + 1.350%), 5.02%, 7/15/2037, Series 2021-1A, Class AR [a],[b]	500,092
	Westlake Automobile Receivables Trust,
295,841	4.31%, 4/17/2028, Series 2025-3A, Class A2 [a]	295,950
Principal Amount	Long-Term Fixed Income 99.8%	Value
Asset-Backed Securities 21.4% – continued
	Wheels Fleet Lease Funding 1 LLC,
$163,541	6.46%, 8/18/2038, Series 2023-2A, Class A [a]	$164,717
	Total	47,169,267
Basic Materials 1.5%
	Ecolab, Inc.,
750,000	4.60%, 6/15/2029	751,133
	Georgia-Pacific LLC,
250,000	4.40%, 6/30/2028 [a]	249,095
250,000	4.40%, 5/15/2029 [a]	248,771
	Glencore Funding LLC,
500,000	(SOFRINDEX + 1.060%), 4.69%, 4/4/2027 [a],[b]	502,085
	International Flavors & Fragrances, Inc.,
1,000,000	1.83%, 10/15/2027 [a]	965,640
	Mosaic Co.,
500,000	4.35%, 1/15/2029	495,474
	Total	3,212,198
Collateralized Mortgage Obligations 2.1%
	A&D Mortgage Trust,
201,485	6.73%, 7/25/2068, Series 2023- NQM3, Class A1 [a],[c]	201,221
	BRAVO Residential Funding Trust,
457,198	6.51%, 6/25/2063, Series 2023- NQM5, Class A1 [a],[c]	457,521
	CHNGE Mortgage Trust,
296,094	6.53%, 6/25/2058, Series 2023-2, Class A1 [a],[c]	295,153
	Citigroup Mortgage Loan Trust, Inc.,
627,426	3.25%, 3/25/2061, Series 2018- RP3, Class A1 [a],[b]	618,789
	GS Mortgage-Backed Securities Trust,
41,363	6.00%, 9/25/2054, Series 2024- PJ5, Class A7 [a],[b]	41,240
	JP Morgan Mortgage Trust,
380,131	4.94%, 6/25/2056, Series 2025- 12MPR, Class A1B [a],[c]	378,269
	JP Morgan Resecuritization Trust,
356,604	2.50%, 11/26/2036, Series 2014-1, Class 6A1 [a]	345,970
	Morgan Stanley Residential Mortgage Loan Trust,
1,017,594	6.00%, 6/25/2053, Series 2023-2, Class A4 [a],[b]	1,017,013
	PRKCM Trust,
466,293	6.60%, 2/25/2058, Series 2023- AFC1, Class A1 [a],[c]	464,725
399,860	6.58%, 9/25/2058, Series 2023- AFC3, Class A1 [a],[c]	399,514
	Roc Mortgage Trust,
150,000	5.63%, 2/25/2040, Series 2025- RTL1, Class A1 [a],[c]	150,058
	Toorak Mortgage Trust,
200,000	5.52%, 2/25/2040, Series 2025- RRTL1, Class A1 [a],[c]	200,178
	Verus Securitization Trust,
172,845	6.97%, 12/25/2068, Series 2023-8, Class A3 [a],[c]	173,365
	Total	4,743,016
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.8%	Value
Commercial Mortgage-Backed Securities 0.4%
	Bank,
$39,709	3.42%, 5/15/2050, Series 2017- BNK4, Class ASB	$39,609
	Bank of America Merrill Lynch Commercial Mortgage Trust,
49,594	3.37%, 2/15/2050, Series 2017- BNK3, Class ASB	49,509
	Benchmark Mortgage Trust,
35,126	5.96%, 7/15/2056, Series 2023-V3, Class A1	35,369
	CD Mortgage Trust,
136,117	3.22%, 8/15/2050, Series 2017- CD5, Class AAB	135,323
121,920	4.21%, 8/15/2051, Series 2018- CD7, Class ASB	121,264
	Citigroup Commercial Mortgage Trust,
6,418	3.51%, 12/10/2049, Series 2016- P6, Class AAB	6,411
	CSAIL Commercial Mortgage Trust,
43,221	3.33%, 11/15/2050, Series 2017- CX10, Class ASB [b]	43,119
	GS Mortgage Securities Trust,
46,029	3.47%, 3/10/2050, Series 2017- GS5, Class AAB	45,957
	UBS Commercial Mortgage Trust,
110,815	3.26%, 8/15/2050, Series 2017-C2, Class ASB	110,499
137,745	3.35%, 11/15/2050, Series 2017- C5, Class ASB	136,723
115,870	4.12%, 6/15/2051, Series 2018- C11, Class ASB	115,234
	Total	839,017
Communication Services 2.6%
	Alphabet, Inc.,
2,000,000	3.70%, 2/15/2029	1,967,535
	Discovery Communications LLC,
81,000	3.95%, 3/20/2028	79,684
	Discovery Global Holdings, Inc.,
79,000	3.76%, 3/15/2027	78,308
	NTT Finance Corp.,
500,000	4.57%, 7/16/2027 [a]	500,418
500,000	4.74%, 3/31/2028 [a],[d]	500,220
	Orange SA,
500,000	4.00%, 1/13/2029 [a]	493,265
	Paramount Global,
250,000	2.90%, 1/15/2027	246,955
	Rogers Communications, Inc.,
400,000	3.20%, 3/15/2027	396,296
	Walt Disney Co.,
1,500,000	3.75%, 3/14/2029	1,476,291
	Total	5,738,972
Consumer Discretionary 5.0%
	Air Canada,
400,000	3.88%, 8/15/2026 [a]	399,497
	American Airlines, Inc.,
500,000	7.25%, 2/15/2028 [a]	506,080
	American Honda Finance Corp.,
200,000	(SOFRRATE + 0.820%), 4.46%, 3/3/2028 [b]	200,257
500,000	(SOFRINDEX + 0.930%), 4.56%, 4/10/2028, Series A [b]	500,930
Principal Amount	Long-Term Fixed Income 99.8%	Value
Consumer Discretionary 5.0% – continued
$1,000,000	4.15%, 1/8/2029	$988,135
	BMW U.S. Capital LLC,
1,000,000	(SOFRRATE + 0.710%), 4.34%, 8/11/2027 [a],[b]	1,002,962
	Carnival Corp., Ltd.,
500,000	5.13%, 5/1/2029 [a]	499,226
	General Motors Financial Co., Inc.,
345,000	(SOFRINDEX + 1.350%), 4.98%, 5/8/2027 [b]	346,760
500,000	(SOFRINDEX + 1.170%), 4.80%, 4/4/2028 [b]	502,349
750,000	4.75%, 4/6/2029	749,599
	Hyundai Capital America,
500,000	(SOFRRATE + 1.120%), 4.76%, 6/23/2027 [a],[b]	502,438
500,000	4.60%, 4/6/2028 [a]	499,089
1,000,000	(SOFRRATE + 0.890%), 4.52%, 1/8/2029 [a],[b]	999,755
	Las Vegas Sands Corp.,
300,000	5.63%, 6/15/2028	303,580
	Mercedes-Benz Finance North America LLC,
500,000	(SOFRRATE + 0.710%), 4.35%, 3/10/2028 [a],[b]	500,504
	O'Reilly Automotive, Inc.,
250,000	5.75%, 11/20/2026	251,054
	Stellantis Financial Services U.S. Corp.,
500,000	5.40%, 6/15/2029 [a]	498,232
	Taylor Morrison Communities, Inc.,
500,000	5.75%, 1/15/2028 [a]	505,468
	United Airlines Holdings, Inc.,
500,000	4.88%, 3/1/2029	494,143
	Volkswagen Group of America Finance LLC,
200,000	(SOFRRATE + 1.060%), 4.70%, 3/25/2027 [a],[b]	200,555
500,000	4.45%, 9/11/2027 [a]	498,348
	Total	10,948,961
Consumer Staples 7.2%
	Abbott Laboratories,
2,000,000	(SOFRINDEX + 0.500%), 4.14%, 3/9/2029 [b]	2,000,392
	Alcon Finance Corp.,
350,000	2.75%, 9/23/2026 [a]	348,638
	Altria Group, Inc.,
450,000	4.88%, 2/4/2028	452,215
	Amgen, Inc.,
350,000	2.60%, 8/19/2026	349,265
	BAT Capital Corp.,
350,000	3.22%, 9/6/2026	349,342
	Becton Dickinson & Co.,
450,000	3.70%, 6/6/2027	447,066
	Bunge, Ltd. Finance Corp.,
300,000	3.25%, 8/15/2026	299,525
	Campbell's Co.,
500,000	5.20%, 3/19/2027	503,094
	Cencora, Inc.,
1,000,000	3.95%, 2/13/2029	983,023
	Centene Corp.,
326,000	4.25%, 12/15/2027	324,288
	Conagra Brands, Inc.,
500,000	1.38%, 11/1/2027	478,885
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.8%	Value
Consumer Staples 7.2% – continued
	CVS Health Corp.,
$749,000	6.25%, 6/1/2027	$760,629
	Danone SA,
400,000	2.95%, 11/2/2026 [a]	398,123
	GE HealthCare Technologies, Inc.,
300,000	5.65%, 11/15/2027	304,320
	Gilead Sciences, Inc.,
1,000,000	4.40%, 5/20/2029	997,842
	Global Payments, Inc.,
750,000	4.95%, 8/15/2027	751,523
	HCA, Inc.,
500,000	5.00%, 3/1/2028	502,776
	Imperial Brands Finance plc,
350,000	3.50%, 7/26/2026 [a]	349,721
250,000	4.50%, 6/30/2028 [a]	249,364
	Mobility Global, Inc.,
500,000	5.05%, 6/15/2029 [a]	500,860
	Molson Coors Beverage Co.,
250,000	3.00%, 7/15/2026	249,861
	Mondelez International Holdings Netherlands BV,
300,000	1.25%, 9/24/2026 [a]	297,914
	Novartis Capital Corp.,
1,000,000	(SOFRRATE + 0.520%), 4.15%, 11/5/2028 [b]	1,002,490
	PayPal Holdings, Inc.,
100,000	(SOFRRATE + 0.670%), 4.31%, 3/6/2028 [b]	100,201
500,000	4.55%, 6/1/2028	500,038
	Philip Morris International, Inc.,
750,000	(SOFRRATE + 0.660%), 4.29%, 10/27/2028 [b]	750,999
	Shire Acquisitions Investments Ireland DAC,
350,000	3.20%, 9/23/2026	349,127
	Teva Pharmaceutical Finance Netherlands III BV,
500,000	3.15%, 10/1/2026	497,540
500,000	6.75%, 3/1/2028	511,673
	Universal Health Services, Inc.,
100,000	1.65%, 9/1/2026	99,589
	Zimmer Biomet Holdings, Inc.,
250,000	4.70%, 2/19/2027	250,402
	Total	15,960,725
Energy 0.4%
	Continental Resources, Inc.,
400,000	2.27%, 11/15/2026 [a]	396,345
	EOG Resources, Inc.,
500,000	4.40%, 7/15/2028	499,277
	Total	895,622
Financials 35.6%
	ABN AMRO Bank NV,
1,000,000	4.20%, 7/7/2028 [a]	992,703
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
800,000	2.45%, 10/29/2026	795,112
500,000	4.13%, 2/28/2029	492,750
	Ally Financial, Inc.,
100,000	(SOFRINDEX + 1.960%), 5.74%, 5/15/2029 [b]	101,378
Principal Amount	Long-Term Fixed Income 99.8%	Value
Financials 35.6% – continued
	American Express Co.,
$200,000	(SOFRINDEX + 0.970%), 4.60%, 7/28/2027 [b]	$200,076
750,000	(SOFRRATE + 1.260%), 4.89%, 4/25/2029 [b]	757,543
500,000	(SOFRRATE + 0.811%), 4.44%, 5/3/2030 [b]	496,919
	American Tower Corp.,
500,000	3.38%, 10/15/2026	498,616
	Apollo Debt Solutions BDC,
500,000	5.20%, 12/8/2028 [a]	492,286
	ARES Capital Corp.,
300,000	2.88%, 6/15/2027	294,223
	ARES Strategic Income Fund,
250,000	5.45%, 9/9/2028	247,556
	Arthur J Gallagher & Co.,
750,000	4.60%, 12/15/2027	751,297
	Atlas Warehouse Lending Co. LP,
750,000	4.63%, 11/15/2028 [a]	739,907
	Aviation Capital Group LLC,
400,000	3.50%, 11/1/2027 [a]	393,391
500,000	4.25%, 4/30/2029 [a]	491,721
	Avolon Holdings Funding, Ltd.,
1,000,000	4.20%, 4/15/2029 [a]	982,081
	Banco Bilbao Vizcaya Argentaria SA,
600,000	(SOFRRATE + 0.880%), 4.52%, 3/3/2029 [b]	601,752
	Banco Santander SA,
200,000	(SOFRRATE + 1.120%), 4.75%, 7/15/2028 [b]	201,066
	Bank of America Corp.,
750,000	(TSFR3M + 1.774%), 3.71%, 4/24/2028 [b]	744,915
500,000	(SOFRRATE + 1.110%), 4.74%, 5/9/2029 [b]	504,255
500,000	(SOFRRATE + 1.010%), 4.64%, 1/24/2031 [b]	503,293
	Bank of Montreal,
550,000	(SOFRRATE + 0.880%), 4.57%, 9/10/2027 [b]	550,086
1,000,000	(SOFRRATE + 0.525%), 4.10%, 12/15/2027, Series J [b]	998,642
350,000	(5 yr. USD Swap + 1.432%), 3.80%, 12/15/2032 [b]	344,532
	Bank of New York Mellon Corp.,
250,000	(SOFRRATE + 0.634%), 4.03%, 1/22/2030 [b]	246,518
	Bank of Nova Scotia,
1,000,000	(SOFRRATE + 0.760%), 4.40%, 9/15/2028, Series I [b]	1,001,961
500,000	(SOFRRATE + 0.730%), 4.25%, 2/2/2030 [b]	493,840
	Banque Federative du Credit Mutuel SA,
750,000	(SOFRRATE + 0.990%), 4.62%, 10/16/2028 [a],[b]	754,779
	Barclays plc,
1,000,000	(SOFRRATE + 0.930%), 4.56%, 5/24/2030 [b]	1,001,258
	Blackstone Private Credit Fund,
250,000	2.63%, 12/15/2026	247,284
	Blackstone Secured Lending Fund,
450,000	2.75%, 9/16/2026	448,187
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.8%	Value
Financials 35.6% – continued
	Blue Owl Capital Corp.,
$100,000	3.40%, 7/15/2026	$99,929
	Blue Owl Credit Income Corp.,
300,000	7.75%, 9/16/2027	306,474
	Blue Owl Technology Finance Corp.,
350,000	6.10%, 3/15/2028	348,853
	BNP Paribas SA,
500,000	(SOFRRATE + 0.942%), 4.89%, 6/30/2030 [a],[b]	499,931
400,000	(5 yr. USD Swap + 1.483%), 4.38%, 3/1/2033 [a],[b]	395,002
	Boston Properties LP,
300,000	2.75%, 10/1/2026	299,022
	CaixaBank SA,
500,000	(SOFRRATE + 1.140%), 4.63%, 7/3/2029 [a],[b]	499,464
	Canadian Imperial Bank of Commerce,
1,000,000	(SOFRRATE + 0.800%), 4.44%, 9/8/2028 [b]	1,002,356
100,000	(SOFRRATE + 1.030%), 4.67%, 3/30/2029 [b]	100,582
500,000	(SOFRINDEX + 0.800%), 4.43%, 1/29/2030 [b]	499,532
	Capital One Financial Corp.,
450,000	(SOFRRATE + 0.855%), 1.88%, 11/2/2027 [b]	445,854
	Charles Schwab Corp.,
750,000	(SOFRRATE + 0.780%), 4.74%, 5/21/2030 [b]	751,413
	Citadel Finance LLC,
500,000	4.75%, 2/14/2029 [a]	492,164
	Citibank NA,
1,000,000	(SOFRRATE + 0.595%), 4.55%, 6/18/2029 [b]	998,857
	Citigroup, Inc.,
450,000	4.45%, 9/29/2027	449,271
500,000	(SOFRRATE + 1.143%), 4.77%, 5/7/2028 [b]	502,138
400,000	(SOFRRATE + 0.870%), 4.51%, 3/4/2029 [b]	401,143
	Citizens Bank NA,
500,000	(SOFRRATE + 0.700%), 4.19%, 1/29/2029 [b]	495,934
	Cooperatieve Rabobank UA,
1,000,000	(CMT 1Y + 0.730%), 1.98%, 12/15/2027 [a],[b]	989,162
300,000	(SOFRINDEX + 0.890%), 4.52%, 10/17/2029 [b]	302,929
	Corebridge Financial, Inc.,
1,300,000	3.65%, 4/5/2027	1,291,559
	Crown Castle, Inc.,
450,000	1.05%, 7/15/2026	449,429
1,000,000	3.80%, 2/15/2028	987,404
	Deutsche Bank AG,
400,000	(SOFRRATE + 2.520%), 7.15%, 7/13/2027 [b]	400,328
250,000	(SOFRRATE + 1.210%), 4.84%, 1/10/2029 [b]	251,460
	Extra Space Storage LP,
300,000	3.50%, 7/1/2026	300,000
	First-Citizens Bank & Trust Co.,
750,000	(SOFRRATE + 1.146%), 5.10%, 7/13/2029 [b]	751,036
Principal Amount	Long-Term Fixed Income 99.8%	Value
Financials 35.6% – continued
	Fortitude Global Funding,
$500,000	4.63%, 10/6/2028 [a]	$494,591
	GGAM Finance, Ltd.,
500,000	8.00%, 6/15/2028 [a]	517,331
	Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
500,000	3.75%, 12/15/2027 [a]	489,385
	Goldman Sachs Bank USA,
1,000,000	(SOFRRATE + 0.720%), 4.66%, 6/3/2029 [b]	1,000,619
	Goldman Sachs Group, Inc.,
1,600,000	(SOFRRATE + 1.290%), 4.92%, 4/23/2028 [b]	1,609,133
1,000,000	(SOFRRATE + 0.920%), 4.55%, 10/21/2029 [b]	1,003,920
	Goldman Sachs Private Credit Corp.,
250,000	5.05%, 2/23/2028	248,648
200,000	5.88%, 5/6/2028	201,043
250,000	5.38%, 1/31/2029	247,932
	Golub Capital BDC, Inc.,
300,000	2.50%, 8/24/2026	298,819
	Host Hotels & Resorts LP,
750,000	4.25%, 12/15/2028	742,000
	HPS Corporate Lending Fund,
500,000	5.15%, 4/2/2029 [a]	489,718
	HSBC Holdings plc,
200,000	(SOFRRATE + 1.030%), 4.67%, 3/3/2029 [b]	201,148
1,000,000	(SOFRRATE + 0.990%), 4.40%, 3/10/2030 [b]	989,395
	ING Groep NV,
450,000	(SOFRINDEX + 1.560%), 5.20%, 9/11/2027 [b]	451,078
700,000	(SOFRINDEX + 1.010%), 4.65%, 3/25/2029 [b]	704,410
	JPMorgan Chase & Co.,
1,500,000	(SOFRRATE + 1.190%), 5.04%, 1/23/2028 [b]	1,504,692
	KeyCorp Capital I,
500,000	(TSFR3M + 1.002%), 4.73%, 7/1/2028 [b]	492,673
	Lloyds Banking Group plc,
200,000	(SOFRINDEX + 1.060%), 4.69%, 11/26/2028 [b]	200,991
	Macquarie Airfinance Holdings, Ltd.,
350,000	5.20%, 3/27/2028 [a]	351,029
	Macquarie Bank, Ltd.,
500,000	(SOFRRATE + 0.760%), 4.40%, 3/29/2029 [a],[b]	502,104
	Macquarie Group, Ltd.,
745,000	(SOFRRATE + 0.995%), 1.94%, 4/14/2028 [a],[b]	729,417
	Manufacturers & Traders Trust Co.,
750,000	(SOFRRATE + 0.950%), 4.76%, 7/6/2028 [b]	751,111
	Mastercard, Inc.,
1,000,000	4.43%, 6/8/2029	998,661
	Mizuho Financial Group, Inc.,
750,000	4.78%, 7/13/2030 [b],[d]	748,647
	Morgan Stanley,
500,000	(SOFRRATE + 1.000%), 2.48%, 1/21/2028 [b]	494,581
1,150,000	3.59%, 7/22/2028 [b]	1,137,414
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.8%	Value
Financials 35.6% – continued
$350,000	(SOFRRATE + 1.380%), 5.01%, 4/12/2029 [b]	$354,463
750,000	(SOFRRATE + 0.920%), 4.55%, 10/18/2029, Series I [b]	752,717
	Morgan Stanley Private Bank NA,
500,000	(SOFRRATE + 0.770%), 4.47%, 7/6/2028 [b]	499,456
500,000	(SOFRRATE + 0.770%), 4.40%, 7/6/2028 [b]	500,782
1,000,000	(SOFRRATE + 0.780%), 4.41%, 11/17/2028 [b]	1,001,977
	National Australia Bank, Ltd.,
500,000	4.43%, 6/4/2029, Series B	499,478
	Nationwide Building Society,
1,000,000	(SOFRRATE + 1.070%), 4.70%, 7/14/2029 [a],[b]	1,004,123
	NatWest Group plc,
450,000	(SOFRRATE + 1.250%), 4.89%, 3/1/2028 [b]	452,015
250,000	(SOFRRATE + 1.100%), 4.73%, 5/23/2029 [b]	251,563
	NatWest Markets plc,
500,000	(SOFRRATE + 0.950%), 4.59%, 3/21/2028 [a],[b]	503,239
	Nomura Holdings, Inc.,
500,000	5.00%, 6/29/2029	501,201
	Nordea Bank Abp,
500,000	4.40%, 5/21/2029 [a]	498,281
	PNC Bank NA,
500,000	(SOFRRATE + 0.730%), 4.36%, 7/21/2028 [b]	501,026
	Prudential Financial, Inc.,
500,000	(US0003M + 2.380%), 4.50%, 9/15/2047 [b]	493,871
	Reinsurance Group of America, Inc.,
350,000	3.95%, 9/15/2026	349,787
	RGA Global Funding,
500,000	4.35%, 8/25/2028 [a]	495,855
	Royal Bank of Canada,
350,000	(SOFRINDEX + 0.720%), 4.51%, 10/18/2027 [b]	350,051
500,000	(SOFRRATE + 0.700%), 4.33%, 11/3/2028, Series 1 [b]	500,723
250,000	(SOFRINDEX + 0.830%), 4.46%, 1/24/2029 [b]	250,723
1,000,000	(SOFRINDEX + 0.880%), 4.51%, 8/6/2029 [b]	1,003,096
	Santander Holdings USA, Inc.,
1,000,000	(SOFRRATE + 1.249%), 2.49%, 1/6/2028	989,038
100,000	(SOFRRATE + 1.610%), 5.25%, 3/20/2029 [b]	101,015
500,000	(SOFRRATE + 1.104%), 5.04%, 6/5/2030 [b]	499,889
	SBA Communications Corp.,
500,000	3.88%, 2/15/2027	497,164
	Skandinaviska Enskilda Banken AB,
500,000	(SOFRINDEX + 0.750%), 4.39%, 6/2/2028 [a],[b]	503,018
	Societe Generale SA,
750,000	(CMT 1Y + 1.500%), 5.52%, 1/19/2028 [a],[b]	753,651
250,000	(SOFRRATE + 1.410%), 5.04%, 4/13/2029 [a],[b]	252,158
Principal Amount	Long-Term Fixed Income 99.8%	Value
Financials 35.6% – continued
$750,000	(SOFRRATE + 0.855%), 4.86%, 7/7/2029 [a],[b],[d]	$749,709
	State Street Corp.,
750,000	(SOFRRATE + 0.950%), 4.58%, 4/24/2028 [b]	752,628
	Sumisho Air Lease Corp.,
750,000	4.40%, 3/24/2028 [a]	745,953
	Sumitomo Mitsui Financial Group, Inc.,
200,000	(SOFRRATE + 1.170%), 4.80%, 7/9/2029 [b]	201,904
	Sumitomo Mitsui Trust Bank, Ltd.,
1,000,000	(SOFRRATE + 0.750%), 4.39%, 9/11/2028 [a],[b]	1,004,221
	Svenska Handelsbanken AB,
250,000	4.38%, 5/23/2028 [a]	249,839
	Toronto-Dominion Bank,
750,000	(SOFRRATE + 0.750%), 4.38%, 10/13/2028 [b]	752,426
700,000	(5 yr. USD Swap + 2.205%), 3.63%, 9/15/2031 [b]	698,395
	Truist Bank,
750,000	(SOFRRATE + 0.770%), 4.42%, 7/24/2028 [b]	749,128
1,000,000	(SOFRRATE + 0.660%), 4.29%, 1/27/2029 [b]	998,035
	U.S. Bank NA,
1,000,000	(SOFRRATE + 0.910%), 4.73%, 5/15/2028 [b]	1,002,276
	UBS AG,
1,000,000	(SOFRRATE + 0.810%), 4.45%, 3/16/2029 [b]	1,003,968
	VICI Properties LP/VICI Note Co., Inc.,
350,000	4.50%, 9/1/2026 [a]	349,790
500,000	4.25%, 12/1/2026 [a]	499,037
	Wells Fargo & Co.,
3,000,000	(SOFRRATE + 1.370%), 5.00%, 4/23/2029 [b]	3,035,550
	Westpac Banking Corp.,
650,000	(5 yr. USD SOFR ICE Swap + 2.236%), 4.32%, 11/23/2031 [b]	648,847
	Zions Bancorp NA,
750,000	(SOFRRATE + 1.155%), 4.70%, 8/18/2028 [b]	748,744
500,000	(SOFRRATE + 1.055%), 4.48%, 2/9/2029 [b]	495,749
	Total	78,328,202
Industrials 3.8%
	Amcor Flexibles North America, Inc.,
500,000	4.25%, 3/8/2029	495,370
	Amphenol Corp.,
500,000	3.80%, 11/15/2027	496,170
500,000	4.38%, 6/12/2028	499,319
	Amrize Finance U.S. LLC,
200,000	4.60%, 4/7/2027	200,241
	BAE Systems plc,
400,000	5.00%, 3/26/2027 [a]	401,528
	Boeing Co.,
450,000	3.25%, 2/1/2028	440,477
	Caterpillar Financial Services Corp.,
500,000	(SOFRRATE + 0.400%), 4.03%, 1/10/2028 [b]	500,227
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.8%	Value
Industrials 3.8% – continued
$250,000	(SOFRRATE + 0.520%), 4.16%, 3/3/2028 [b]	$250,495
500,000	(SOFRRATE + 0.490%), 4.12%, 2/23/2029 [b]	499,890
500,000	4.30%, 5/15/2029, Series L	498,168
	Fedex Freight Holding Co., Inc.,
500,000	4.30%, 3/15/2029 [a]	493,240
	Honeywell Aerospace, Inc.,
1,750,000	(SOFRINDEX + 0.630%), 4.27%, 3/16/2029 [a],[b]	1,750,616
	Howmet Aerospace, Inc.,
500,000	3.75%, 3/3/2028	493,890
	L3Harris Technologies, Inc.,
500,000	3.85%, 12/15/2026	499,098
	Spirit AeroSystems, Inc.,
800,000	4.60%, 6/15/2028	796,973
	Total	8,315,702
Mortgage-Backed Securities 4.1%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
81,810	3.95%, 12/25/2029, Series K159, Class A1	81,491
	Federal Home Loan Mortgage Corp. REMICS,
37,046	1.75%, 6/15/2028, Series 4216, Class KC	36,743
109,138	3.00%, 2/15/2029, Series 4308, Class AL	108,119
676,128	(SOFR30A + 0.614%), 4.21%, 1/15/2032, Series 3218, Class FN [b]	675,775
52,455	3.00%, 4/15/2033, Series 4203, Class DM	51,437
233,076	3.00%, 4/15/2034, Series 4482, Class CA	231,269
61,941	3.00%, 11/15/2039, Series 3741, Class HD	61,175
49,875	3.50%, 8/15/2040, Series 4001, Class ML	49,607
320,511	2.50%, 5/15/2041, Series 4019, Class JC	314,667
173,006	5.50%, 7/25/2049, Series 5417, Class D	172,818
602,636	4.50%, 6/25/2050, Series 5500, Class PC	598,040
163,329	3.75%, 12/15/2054, Series 4666, Class UA [c]	161,553
	Federal National Mortgage Association,
234,586	2.50%, 8/1/2032	230,874
	Federal National Mortgage Association REMICS,
38,651	1.50%, 9/25/2027, Series 2012- 100, Class BA	38,144
68,902	1.50%, 9/25/2027, Series 2012-98, Class YM	67,926
59,935	2.00%, 11/25/2027, Series 2012- 121, Class DC	58,951
41,483	1.50%, 1/25/2028, Series 2012- 153, Class DA	40,765
59,865	1.50%, 1/25/2028, Series 2012- 148, Class DC	59,139
Principal Amount	Long-Term Fixed Income 99.8%	Value
Mortgage-Backed Securities 4.1% – continued
$397,652	2.25%, 7/25/2028, Series 2013-73, Class BL	$393,075
152,722	4.00%, 8/25/2028, Series 2017-41, Class MV	151,570
181,177	2.00%, 11/25/2032, Series 2013-6, Class NE	176,895
754,067	(SOFR30A + 0.764%), 4.39%, 3/25/2033, Series 2013-16, Class FG [b]	756,024
716,189	3.00%, 10/25/2036, Series 2016-9, Class VB	710,410
300,786	(SOFR30A + 0.414%), 4.04%, 11/25/2036, Series 2006-108, Class FB [b]	299,844
210,713	3.00%, 9/25/2042, Series 2014-64, Class TY	208,782
313,751	3.50%, 1/25/2043, Series 2013-81, Class GM	310,613
93,291	3.50%, 2/25/2043, Series 2013-5, Class MP	92,708
72,412	2.00%, 2/25/2043, Series 2013-4, Class GC	69,418
73,094	3.00%, 8/25/2043, Series 2016-99, Class H	72,794
500,859	(SOFR30A + 0.464%), 4.09%, 2/25/2046, Series 2016-3, Class FB [b]	499,408
676,116	5.50%, 6/25/2050, Series 2024-1, Class DA	679,380
	Government National Mortgage Association REMICS,
898,412	(TSFR1M + 0.314%), 3.95%, 9/20/2043, Series 2013-135, Class FM [b]	894,206
233,038	5.00%, 10/20/2043, Series 2022- 213, Class QA	232,963
59,988	3.50%, 5/20/2045, Series 2018- 122, Class HA	59,788
317,129	5.25%, 7/20/2052, Series 2025- 134, Class GD	316,546
	Total	8,962,917
Technology 3.9%
	Analog Devices, Inc.,
500,000	4.25%, 6/15/2028	498,401
	Dell International LLC/EMC Corp.,
300,000	4.75%, 4/1/2028	300,847
	Fidelity National Information Services, Inc.,
750,000	4.45%, 3/10/2028	747,331
	Fiserv, Inc.,
750,000	5.38%, 8/21/2028	757,445
	Hewlett Packard Enterprise Co.,
450,000	4.45%, 9/25/2026	450,173
500,000	4.05%, 9/15/2027	497,165
	NVIDIA Corp.,
2,000,000	4.25%, 6/15/2028	1,995,901
	Oracle Corp.,
800,000	2.65%, 7/15/2026	799,395
1,000,000	4.55%, 2/4/2029	985,813
	Salesforce, Inc.,
1,000,000	4.50%, 3/15/2028	998,738
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.8%	Value
Technology 3.9% – continued
	Seagate Data Storage Technology Pte., Ltd.,
$650,000	4.09%, 6/1/2029 [a]	$632,567
	Total	8,663,776
U.S. Government & Agencies 8.9%
	U.S. Treasury Notes,
800,000	4.50%, 5/15/2027	802,672
19,000,000	3.13%, 8/31/2027	18,783,281
	Total	19,585,953
Utilities 2.9%
	AES Corp.,
750,000	5.20%, 7/15/2029	754,269
	American Water Capital Corp.,
1,000,000	4.63%, 6/1/2029	1,000,539
	Evergy Kansas Central, Inc.,
150,000	4.70%, 3/13/2028	150,246
	Evergy, Inc.,
500,000	4.25%, 3/15/2029	494,214
	Georgia Power Co.,
500,000	4.00%, 10/1/2028	495,010
	National Fuel Gas Co.,
500,000	4.75%, 5/15/2029	498,654
	National Rural Utilities Cooperative Finance Corp.,
500,000	4.40%, 5/11/2029	497,836
	NextEra Energy Capital Holdings, Inc.,
1,000,000	4.69%, 9/1/2027	1,002,288
	WEC Energy Group, Inc.,
1,000,000	4.75%, 1/15/2028	1,002,472
	Xcel Energy, Inc.,
400,000	3.35%, 12/1/2026	398,622
	Total	6,294,150
	Total Long-Term Fixed Income (Cost $219,671,462)	219,658,478

Shares or Principal Amount	Short-Term Investments 0.7%	Value
	Federal Home Loan Bank Discount Notes,
100,000	3.64%, 8/7/2026 [e],[f]	99,614
300,000	3.67%, 8/26/2026 [e],[f]	298,261
	State Street Institutional U.S. Government Money Market Fund - Premier Class,
1,191,688	3.58% [f]	1,191,688
	Total Short-Term Investments (Cost $1,589,630)	1,589,563
	Total Investments (Cost $221,261,092) 100.5%	221,248,041
	Other Assets and Liabilities, Net (0.5%)	(1,033,563)
	Total Net Assets 100.0%	$220,214,478

a
Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $83,199,376 or 37.8% of total net assets.

b
Denotes variable rate securities. The rate shown is as of June 30,
2026. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description.
The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2026.
d	Denotes investments purchased on a when-issued or delayed- delivery basis.
e	All or a portion of the security is held on deposit with counterparty and pledged as the initial margin deposit for open futures contracts.
f	The interest rate shown reflects the yield.

Definitions:
CLO	–	Collateralized Loan Obligation
REMICS	–	Real Estate Mortgage Investment Conduits
plc	–	Public Limited Company

Reference Rate Index:
CMT 1Y	–	Constant Maturity Treasury Yield 1 Year
ICE	–	Intercontinental Exchange
SOFR30A	–	Secured Overnight Financing Rate 30 Year Average
SOFRINDEX	–	Secured Overnight Financing Rate Compounded Index
SOFRRATE	–	Secured Overnight Financing Rate
TSFR1M	–	CME Term SOFR 1 Month
TSFR3M	–	CME Term SOFR 3 Month
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of June 30, 2026(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing the Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	$47,169,267	$—	$47,169,267	$—
Basic Materials	3,212,198	—	3,212,198	—
Collateralized Mortgage Obligations	4,743,016	—	4,743,016	—
Commercial Mortgage-Backed Securities	839,017	—	839,017	—
Communication Services	5,738,972	—	5,738,972	—
Consumer Discretionary	10,948,961	—	10,948,961	—
Consumer Staples	15,960,725	—	15,960,725	—
Energy	895,622	—	895,622	—
Financials	78,328,202	—	78,328,202	—
Industrials	8,315,702	—	8,315,702	—
Mortgage-Backed Securities	8,962,917	—	8,962,917	—
Technology	8,663,776	—	8,663,776	—
U.S. Government & Agencies	19,585,953	—	19,585,953	—
Utilities	6,294,150	—	6,294,150	—
Short-Term Investments	1,589,563	1,191,688	397,875	—
Total Investments at Value	$221,248,041	$1,191,688	$220,056,353	$—
The following table is a summary of the inputs used, as of June 30, 2026, in valuing the Fund's other financial instrument assets carried at fair value.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	8,885	8,885	—	—
Total Asset Derivatives	$8,885	$8,885	$—	$—
Liability Derivatives
Futures Contracts	28,614	28,614	—	—
Total Liability Derivatives	$28,614	$28,614	$—	$—
The following table presents the Fund's futures contracts held as of June 30, 2026. Investments and/or cash totaling $397,875 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2 Yr. U.S. Treasury Notes	(103)	September 2026	$(21,240,564)	$8,885
CBOT 3 Yr. U.S. Treasury Notes	(103)	September 2026	(21,551,496)	(28,614)
Total Futures Short Contracts			$(42,792,060)	$(19,729)
Total Futures Contracts			$(42,792,060)	$(19,729)

Reference Description:
CBOT	–	Chicago Board of Trade
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Notes to Schedule of Investments

as of June 30, 2026
(unaudited)
SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments — The Funds record their investments at fair value using market quotations when they are readily available pursuant to Rule 2a-5. The Funds’ investments are recorded at fair value determined in good faith when market quotations are not readily available. Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value ("NAV") at the close of each business day. Money Market funds where the published daily NAV per share is not available on measurement date shall be fair valued using the NAV per share from the prior day.
The Board has chosen the Funds’ investment adviser Thrivent Asset Management, LLC (the "Adviser") as the valuation designee, responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts,  disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Derivatives Financial Instruments — The Funds may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s

Notes to Schedule of Investments

as of June 30, 2026
(unaudited)
clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations.
Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts —  Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended June 30, 2026, International Large Cap ETF, International Small Cap ETF and Ultra Short Bond ETF used treasury futures to manage the duration and yield curve exposure of the respective Funds as compared to its benchmark.
Additional information for the Fund's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund's most recent annual or semiannual report.